UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2005

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

California Municipal Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

February 28, 2005

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Spartan® California Municipal Income Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended February 28, 2005	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.75% sales charge) A	-1.97%	5.83%	5.96%
Class T (incl. 3.50% sales charge)B	-0.79%	6.08%	6.09%
Class B (incl. contingent deferred sales charge)C	-2.83%	6.12%	6.26%
Class C (incl. contingent deferred sales charge)D	1.07%	6.38%	6.24%

A Class A's 12b-1 plan currently authorizes a 0.15% 12b-1 fee. The initial offering of Class A shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of Spartan California Municipal Income, the original retail class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower.

B Class T's 12b-1 plan currently authorizes a 0.25% 12b-1 fee. The initial offering of Class T shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of Spartan California Municipal Income, the original retail class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower.

C Class B's 12b-1 plan currently authorizes a 0.90% 12b-1 fee. The initial offering of Class B shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of Spartan California Municipal Income, the original retail class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 5%, 2% and 0%, respectively.

D Class C's 12b-1 plan currently authorizes a 1.00% 12b-1 fee. The initial offering of Class C shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of Spartan California Municipal Income, the original retail class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor California Municipal Income Fund - Class T on February 28, 1995, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Doug McGinley, Portfolio Manager of Fidelity Advisor California Municipal Income Fund

After outperforming taxable bonds in both 2003 and 2004, tax-exempt municipal bonds jumped out to a quick lead through the first two months of 2005 as well. For the 12 months ending February 28, 2005, the Lehman Brothers® Municipal Bond Index - a performance measure of more than 34,000 investment-grade, fixed-rate, tax-exempt bonds - rose 2.96%. In comparison, the Lehman Brothers Aggregate Bond Index - a proxy of the overall investment-grade taxable debt market - had a return of 2.43%. While short-term municipal bond yields rose along with the six quarter-point interest rates hikes made by the Federal Reserve Board during the period, longer-term munis rallied as their yields declined. Supply and demand conditions were modestly favorable for muni prices. Although the 12-month supply of municipal bonds was one of the highest on record, it was offset by reasonably strong demand throughout much of the year. Credit fundamentals also improved, particularly at the state level, where higher tax revenues helped boost the muni market overall.

For the 12 months ending February 28, 2005, the fund's Class A, Class T, Class B and Class C shares returned 2.92%, 2.80%, 2.06% and 2.04%, respectively. During the same period, the LipperSM California Municipal Debt Funds Average returned 2.90% and the Lehman Brothers California Enhanced Municipal Bond Index gained 3.99%. California munis outperformed the national muni market, benefiting from strong investor demand for bonds free from state and federal taxes and the perception that the state's creditworthiness was improving. One factor aiding the fund's performance was its overweighting in lower-quality investment-grade muni bonds relative to the Lehman Brothers index. These bonds performed well in response to investors' growing appetite for risk and higher levels of interest income. Another factor I suspect helped was my security selection, as the fund was positioned in some of the better-performing bonds across a number of sectors and also avoided credit blowups. Detracting from performance was my decision to somewhat limit the fund's exposure to uninsured general obligation bonds issued by the state. Given how well they performed, the fund's return probably would have been better if our stake in those bonds had been larger. Another detractor was my decision to keep a relatively low weighting in tobacco bonds, which had a good run thanks to the perceived lessening of litigation risk in the industry and strong demand for these higher-yielding bonds.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2004 to February 28, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2004	Ending Account Value February 28, 2005	Expenses Paid During Period* September 1, 2004 to February 28, 2005
Class A
Actual	$ 1,000.00	$ 1,026.20	$ 3.27
HypotheticalA	$ 1,000.00	$ 1,021.57	$ 3.26
Class T
Actual	$ 1,000.00	$ 1,025.50	$ 3.87
HypotheticalA	$ 1,000.00	$ 1,020.98	$ 3.86
Class B
Actual	$ 1,000.00	$ 1,022.30	$ 7.17
HypotheticalA	$ 1,000.00	$ 1,017.70	$ 7.15
	Beginning Account Value September 1, 2004	Ending Account Value February 28, 2005	Expenses Paid During Period* September 1, 2004 to February 28, 2005
Class C
Actual	$ 1,000.00	$ 1,021.80	$ 7.67
HypotheticalA	$ 1,000.00	$ 1,017.21	$ 7.65
Spartan California Municipal Income
Actual	$ 1,000.00	$ 1,027.10	$ 2.41
HypotheticalA	$ 1,000.00	$ 1,022.41	$ 2.41
Institutional Class
Actual	$ 1,000.00	$ 1,027.10	$ 2.36
HypotheticalA	$ 1,000.00	$ 1,022.46	$ 2.36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.65%
Class T	.77%
Class B	1.43%
Class C	1.53%
Spartan California Municipal Income	.48%
Institutional Class	.47%

Annual Report

Investment Changes

Top Five Sectors as of February 28, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.6	32.7
Transportation	12.0	13.8
Electric Utilities	9.8	9.5
Escrowed/Pre-Refunded	9.3	7.0
Health Care	9.0	9.2
Average Years to Maturity as of February 28, 2005
		6 months ago
Years	13.8	14.5
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of February 28, 2005
6 months ago
Years	6.6	7.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 28, 2005	As of August 31, 2004
AAA 54.8%	AAA 54.0%
AA,A 28.2%	AA,A 29.0%
BBB 12.6%	BBB 14.2%
BB and Below 0.1%	BB and Below 0.2%
Not Rated 2.3%	Not Rated 1.9%
Short-Term Investments and Net Other Assets 2.0%	Short-Term Investments and Net Other Assets 0.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Annual Report

Investments February 28, 2005

Showing Percentage of Net Assets

Municipal Bonds - 98.0%
	Principal Amount (000s)	Value (Note 1) (000s)
California - 96.7%
ABC Unified School District:
Series C, 0% 8/1/33 (FGIC Insured)	$ 5,365	$ 1,227
0% 8/1/32 (FGIC Insured)	2,115	511
Alameda Corridor Trans. Auth. Rev.:
Series 1999 A, 0% 10/1/34 (MBIA Insured)	15,000	3,230
Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	8,253
Alameda County Ctfs. of Prtn. 0% 6/15/17 (MBIA Insured)	2,300	1,325
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impts. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,210
Series 1997 C, 0% 9/1/30 (FSA Insured)	7,350	1,947
Series C:
0% 9/1/22 (FSA Insured)	5,150	2,208
0% 9/1/36 (FSA Insured)	9,545	1,832
Anaheim Union High School District Series A, 5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (e)	1,000	1,140
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,375
Benicia Unified School District Series B, 0% 8/1/24 (MBIA Insured)	7,005	2,706
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,238
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15 (MBIA Insured)	1,725	1,940
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,801
0% 8/1/12 (AMBAC Insured)	2,800	2,126
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. (Wtr. Sys. Proj.) Series J1, 7% 12/1/12	730	901
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.5% 5/1/07	2,080	2,197
5.5% 5/1/16 (AMBAC Insured)	2,125	2,380
5.75% 5/1/17	3,375	3,794
Series A:
5.25% 5/1/11 (FSA Insured)	3,075	3,412
5.375% 5/1/18 (AMBAC Insured)	2,385	2,656
5.5% 5/1/08	5,815	6,256
5.5% 5/1/14 (AMBAC Insured)	7,905	8,896
5.5% 5/1/15 (AMBAC Insured)	9,000	10,134
5.875% 5/1/16	4,535	5,176
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series A:
6% 5/1/14	$ 7,500	$ 8,664
6% 5/1/14 (MBIA Insured)	2,000	2,320
6% 5/1/15	1,000	1,152
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/12	6,000	6,661
Series A, 5.25% 7/1/13 (MBIA Insured)	9,000	10,087
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA Insured) (d)	2,475	2,605
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	2,000	2,125
(Loyola Marymount Univ. Proj.):
0% 10/1/16 (MBIA Insured)	2,280	1,376
0% 10/1/29 (MBIA Insured)	7,115	2,010
(Pepperdine Univ. Proj.) 5.75% 9/15/30	13,735	14,928
(Pooled College & Univ. Proj.) Series A, 6.125% 6/1/30	3,435	3,805
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,137
5.25% 9/1/26	7,910	8,699
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,052
5.125% 2/1/30	6,000	6,188
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,929
Series O, 5.125% 1/1/31	5,000	5,174
(Univ. of Southern California Proj.):
Series A, 5.7% 10/1/15	5,675	6,280
Series C, 5.125% 10/1/28	7,725	7,988
California Franchise Tax Board Ctfs. of Prtn. 5.5% 10/1/06	1,825	1,898
California Gen. Oblig.:
Series 1991, 6.6% 2/1/10 (FGIC Insured)	3,900	4,517
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,364
Series 2000, 5.5% 5/1/13 (MBIA Insured)	1,900	2,122
4.75% 9/1/10	1,300	1,391
5% 11/1/07	19,000	20,089
5% 2/1/09	4,070	4,364
5% 2/1/10	3,000	3,244
5% 12/1/11 (MBIA Insured)	5,000	5,526
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
5% 11/1/12	$ 4,095	$ 4,434
5% 10/1/18	3,000	3,144
5% 12/1/18	9,245	9,734
5.25% 10/1/09	2,150	2,343
5.25% 2/1/11	5,635	6,195
5.25% 3/1/11	1,405	1,546
5.25% 3/1/12	3,000	3,325
5.25% 10/1/14	300	308
5.25% 2/1/15	2,310	2,551
5.25% 2/1/15 (MBIA Insured)	5,000	5,552
5.25% 2/1/16	7,500	8,259
5.25% 2/1/16 (MBIA Insured)	4,050	4,462
5.25% 10/1/17	1,500	1,537
5.25% 4/1/34	2,000	2,106
5.375% 4/1/15 (MBIA Insured)	1,500	1,674
5.375% 10/1/28	4,250	4,539
5.5% 6/1/10	1,600	1,776
5.5% 3/1/11 (FGIC Insured)	3,000	3,374
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,000	3,365
5.5% 3/1/12 (MBIA Insured)	5,000	5,588
5.5% 4/1/28	3,000	3,294
5.5% 6/1/28	5,000	5,388
5.5% 4/1/30	3,000	3,266
5.5% 11/1/33	3,000	3,260
5.625% 5/1/26	4,000	4,382
5.75% 10/1/10	7,325	8,232
5.75% 12/1/10	2,500	2,818
5.75% 5/1/30	3,080	3,398
6% 2/1/08	1,000	1,087
6% 4/1/18	1,000	1,187
6.5% 2/1/07	3,000	3,210
6.5% 2/1/08	5,750	6,320
6.6% 2/1/09	14,355	16,175
6.6% 2/1/11 (MBIA Insured)	2,150	2,528
6.75% 8/1/10	5,675	6,622
6.75% 8/1/12	1,100	1,316
7% 8/1/09	5,105	5,913
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series A:
5% 7/1/06	1,330	1,363
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Catholic Healthcare West Proj.):
Series A:
5% 7/1/06 (Escrowed to Maturity) (d)(e)	$ 1,805	$ 1,867
Series I, 4.95%, tender 7/1/14 (c)	5,000	5,204
(Cedars-Sinai Med. Ctr. Proj.) Series A:
6.125% 12/1/30	8,340	9,145
6.25% 12/1/34	15,905	17,474
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,384
California Hsg. Fin. Agcy. Home Mtg. Rev.:
(Home Mtg. Prog.) Series 1983 B, 0% 8/1/15 (MBIA Insured)	160	67
Series 1983 A, 0% 2/1/15 (MBIA Insured)	8,187	3,696
Series I, 4.95% 8/1/28 (MBIA Insured) (d)	135	135
Series J, 4.85% 8/1/27 (MBIA Insured) (d)	1,900	1,926
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,151
5.25% 2/1/32 (AMBAC Insured)	6,295	6,688
5.25% 6/1/30 (Pre-Refunded to 6/1/07 @ 101) (e)	1,700	1,822
5.5% 6/1/20 (Pre-Refunded to 6/1/10 @ 101) (e)	1,780	2,012
5.5% 6/1/21 (Pre-Refunded to 6/1/10 @ 101) (e)	4,780	5,404
5.5% 6/1/22 (Pre-Refunded to 6/1/10 @ 101) (e)	5,040	5,698
5.5% 6/1/23 (Pre-Refunded to 6/1/10 @ 101) (e)	5,320	6,015
5.5% 6/1/24 (Pre-Refunded to 6/1/10 @ 101) (e)	5,610	6,342
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Gen. Motors Corp. Proj.) 5.5% 4/1/08	1,500	1,505
(Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender 6/1/07 (FGIC Insured) (c)(d)	6,000	6,032
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,707
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series B, 4.45%, tender 7/1/05 (c)(d)	8,000	8,028
California Pub. Works Board Lease Rev.:
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,763
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,425	1,518
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,472
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/17	9,980	11,070
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections, Madera State Prison Proj.) Series E:
5.5% 6/1/15	$ 8,250	$ 9,116
5.5% 6/1/19	3,000	3,059
6% 6/1/07	1,590	1,698
(Dept. of Corrections, Monterey County State Prison Proj.):
Series C:
5.5% 6/1/15	3,000	3,343
5.5% 6/1/17 (MBIA Insured)	4,775	5,378
Series D:
5.375% 11/1/12	1,250	1,329
5.375% 11/1/13	5,055	5,371
5.375% 11/1/14	5,000	5,308
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	4,000	4,474
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	2,000	2,240
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,408
(Substance Abuse Treatment Facilities Corcoran II Proj.) Series A, 5.5% 1/1/14 (AMBAC Insured)	3,000	3,133
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,732
(Various California State Univ. Projs.):
Series A, 6.1% 10/1/06	1,210	1,238
Series B:
5.5% 6/1/19	1,650	1,687
6.4% 12/1/09	3,700	4,238
Series C, 5.125% 9/1/22 (AMBAC Insured)	10,000	10,534
California State Univ. Rev. & Colleges:
(Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,442
5.5% 11/1/16 (AMBAC Insured)	1,500	1,698
Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	3,000	3,350
California Statewide Cmnty. Dev. Auth. Rev. (Triad Health Care Hosp. Proj.) 6.25% 8/1/06 (Escrowed to Maturity) (e)	2,650	2,741
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.) 6% 7/1/09	2,960	3,133
(Saint Joseph Health Sys. Proj.):
5.25% 7/1/08	2,710	2,897
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn.: - continued
(Saint Joseph Health Sys. Proj.):
5.5% 7/1/07	$ 1,425	$ 1,515
California Statewide Cmntys. Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Penninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,943
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 3.85%, tender 8/1/06 (c)	21,000	21,306
Series 2004 G, 2.3%, tender 5/1/07 (c)	3,000	2,954
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,697
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	5,000	5,230
Carlsbad Unified School Distict 0% 11/1/15 (FGIC Insured)	1,700	1,078
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,818
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	1,330	1,348
Chaffey Unified High School District Series 2000 B, 5.5% 8/1/18 (Pre-Refunded to 8/1/10 @ 101) (e)	3,000	3,402
Commerce Refuse To Energy Auth. Rev.:
5.25% 7/1/08 (MBIA Insured) (b)	1,000	1,058
5.5% 7/1/11 (MBIA Insured) (b)	2,170	2,388
Compton Unified School District Series 2002 B, 5.5% 6/1/25 (MBIA Insured)	2,800	3,119
Contra Costa County Ctfs. of Prtn. (Merrithew Mem. Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,066
Corona-Norco Unified School District Series D, 0% 9/1/27 (FSA Insured)	3,000	962
CSCUI Fing. Auth. Rev. (Rental Hsg. and Town Ctr. Proj.) Series 2004 A, 2.5%, tender 8/1/07, LOC Citibank NA, New York (c)	5,500	5,472
Ctr. Unified School District Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,000	974
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	890	910
5% 4/1/11	2,780	2,886
5% 4/1/12	4,210	4,380
5% 4/1/13	1,830	1,892
5.25% 4/1/09	1,600	1,675
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	$ 4,000	$ 5,188
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	632
0% 10/1/25 (AMBAC Insured)	1,665	594
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	838
0% 8/1/21 (MBIA Insured)	1,000	460
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,142
Eureka Unified School District Ctfs. of Prtn. Series A, 6.9% 9/1/27 (FSA Insured)	650	652
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	2,080	1,832
Fairfield-Suisun Unified School District 5.5% 8/1/28 (MBIA Insured)	3,000	3,315
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	638
Folsom Cordova Unified School District School Facilities Impt. District #2 (1998 Fing. Proj.) Series A, 0% 10/1/26 (MBIA Insured)	2,290	776
Foothill-De Anza Cmnty. College District:
Series B, 0% 8/1/35 (FGIC Insured)	15,000	3,093
0% 8/1/15 (MBIA Insured)	2,415	1,548
0% 8/1/20 (MBIA Insured)	6,425	3,140
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (e)	18,500	12,476
0% 1/1/18 (Escrowed to Maturity) (e)	1,000	569
5% 1/1/35 (MBIA Insured)	24,070	24,550
0% 1/15/27 (a)	4,000	3,316
0% 1/15/27 (MBIA Insured) (a)	4,500	3,922
0% 1/15/29 (a)	4,000	3,302
5% 1/15/16 (MBIA Insured)	5,860	6,240
5.5% 1/15/08 (MBIA Insured)	8,945	9,636
5.75% 1/15/40	8,155	8,285
Fremont Unifed School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	872
Fullerton Univ. Foundation Auxillary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,399
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Fullerton Univ. Foundation Auxillary Organization Rev. Series A: - continued
5.75% 7/1/30 (MBIA Insured)	$ 1,000	$ 1,106
Glendale Elec. Rev. 6% 2/1/30 (MBIA Insured)	12,245	13,718
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	13,400	13,498
6.75% 6/1/39	8,000	8,375
Series 2003 B:
5% 6/1/43 (FSA Insured)	5,000	5,098
5.75% 6/1/21	2,125	2,289
5.75% 6/1/22	4,400	4,712
5.75% 6/1/23	40	43
Series B:
5% 6/1/09	3,000	3,167
5% 6/1/11	3,610	3,854
5.5% 6/1/18	2,355	2,488
5.5% 6/1/43	5,000	5,310
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (MBIA Insured)	2,750	1,488
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	682
Long Beach Hbr. Rev.:
Series A:
5% 5/15/14 (FGIC Insured) (d)	2,000	2,132
5% 5/15/15 (FGIC Insured) (d)	1,000	1,066
6% 5/15/09 (FGIC Insured) (d)	3,450	3,801
6% 5/15/10 (FGIC Insured) (d)	1,000	1,118
6% 5/15/12 (FGIC Insured) (d)	3,500	3,964
5.5% 5/15/11 (MBIA Insured) (d)	700	718
5.5% 5/15/15 (MBIA Insured) (d)	3,710	3,805
Los Angeles Cmnty. College District Series 2001 A, 5.75% 6/1/26 (MBIA Insured)	10,000	11,276
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.):
0% 9/1/11 (Escrowed to Maturity) (e)	6,400	5,089
0% 9/1/13 (Escrowed to Maturity) (e)	3,380	2,449
(Disney Parking Proj.):
0% 3/1/10	2,000	1,674
0% 3/1/11	1,950	1,556
0% 3/1/12	2,180	1,656
0% 3/1/13	6,490	4,688
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles County Ctfs. of Prtn.: - continued
0% 9/1/14 (AMBAC Insured)	$ 3,860	$ 2,606
0% 3/1/18	3,000	1,624
0% 3/1/19	3,175	1,626
0% 3/1/20	1,000	480
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. (Proposition C Proj.) Second Tier Sr. Series A, 5.25% 7/1/25 (FGIC Insured)	3,500	3,726
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,174
5.375% 9/1/17 (FSA Insured)	1,095	1,233
5.375% 9/1/18 (FSA Insured)	1,155	1,290
5.375% 9/1/19 (FSA Insured)	1,210	1,346
Los Angeles Dept. Arpts. Rev. (Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (d)	290	295
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,159
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,412
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	152
4.75% 10/15/20 (Pre-Refunded to 10/15/17 @ 100) (e)	1,650	1,650
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	15,000	15,460
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,109
5.5% 10/15/11 (MBIA Insured)	3,670	4,050
Los Angeles Gen. Oblig. Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	4,062
Los Angeles Hbr. Dept. Rev.:
Series B:
5.25% 11/1/07 (d)	4,290	4,500
5.5% 8/1/08 (d)	1,505	1,576
7.6% 10/1/18 (Escrowed to Maturity) (e)	14,235	18,113
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,266
Series A:
5.25% 7/1/19 (MBIA Insured)	3,160	3,494
5.375% 7/1/17 (MBIA Insured)	8,095	9,127
5.375% 7/1/18 (MBIA Insured)	2,845	3,197
Series C, 5.25% 7/1/24 (MBIA Insured)	1,265	1,348
Series E, 5.125% 1/1/27 (MBIA Insured)	1,250	1,323
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	$ 2,370	$ 2,880
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	846
Merced Union High School District Series A, 0% 8/1/22 (FGIC Insured)	1,100	478
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	2,000	912
0% 8/1/25 (FGIC Insured)	2,800	1,008
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,757
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,759
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,010
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10 (Escrowed to Maturity) (e)	2,270	1,872
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	580
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	544
Monterey County Ctfs. of Prtn. Series 2001, 5.25% 8/1/16 (MBIA Insured)	2,445	2,693
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,080
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,597
12% 8/1/17 (FSA Insured)	1,000	1,775
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.) Series A, 5.6% 7/1/06	2,415	2,489
(Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,307
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	7,100	8,606
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,111
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,094
5.5% 9/1/17 (FGIC Insured)	3,000	3,395
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.):
0% 8/1/09 (MBIA Insured)	$ 3,260	$ 2,843
0% 8/1/10 (MBIA Insured)	3,255	2,727
Orange County Arpt. Rev. 5.5% 7/1/11 (MBIA Insured) (d)	4,000	4,336
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,997
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	4,001
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,511
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,230
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	7,091
Palos Verdes Peninsula Unified School District Series A, 5.625% 11/1/25 (Pre-Refunded to 11/1/10 @ 101) (e)	5,900	6,750
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	977
0% 8/1/21 (FGIC Insured)	1,000	460
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	3,700	3,730
Placer County Wtr. Agcy. Wtr. Rev. Ctfs. of Prtn. (Cap. Impt. Projs.) 5.5% 7/1/29 (AMBAC Insured)	3,000	3,303
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,035	4,456
Port of Oakland Gen. Oblig.:
Series L:
5% 11/1/32 (FGIC Insured) (d)	4,835	4,918
5.5% 11/1/20 (FGIC Insured) (d)	3,405	3,734
5% 11/1/15 (MBIA Insured) (d)	5,850	6,181
5% 11/1/17 (MBIA Insured) (d)	3,355	3,518
5% 11/1/18 (MBIA Insured) (d)	2,740	2,864
Port of Oakland Port Rev. Series G, 5.375% 11/1/08 (MBIA Insured) (d)	1,805	1,943
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,358
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	90	90
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	$ 15,500	$ 18,083
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,242
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series A:
4.8% 10/1/07	1,080	1,116
5% 10/1/08	1,135	1,183
5% 10/1/09	1,140	1,188
5.1% 10/1/10	1,245	1,299
5.25% 10/1/12	1,375	1,432
5.5% 10/1/22	4,500	4,670
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,207
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,312
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	529
0% 8/1/25 (FGIC Insured)	2,725	991
0% 8/1/26 (FGIC Insured)	1,365	466
0% 8/1/27 (FGIC Insured)	2,500	805
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	634
0% 8/1/27 (FGIC Insured)	1,940	625
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,316
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	2,035	1,290
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	700	723
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,658
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,200
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/22	18,700	19,635
6.5% 7/1/06	4,500	4,684
6.5% 7/1/07	2,000	2,125
6.5% 7/1/08	1,000	1,063
Salinas Union High School District Series A, 5.25% 10/1/17 (FGIC Insured)	1,410	1,576
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,500	11,134
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Bernardino County Ctfs. of Prtn.: - continued
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	$ 10,000	$ 11,095
San Diego County Ctfs. of Prtn.:
(Burnham Institute Proj.) 6.25% 9/1/29	6,800	7,182
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,604
5.25% 10/1/11	1,705	1,868
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,792
Series D, 5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101)	4,325	4,874
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	4,500	4,852
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll Proj.) 5.75% 2/1/07 (American Cap. Access Corp. Insured)	1,500	1,569
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,262
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,754
5.25% 1/1/19 (AMBAC Insured) (d)	4,750	4,994
Second Series 12A, 5.625% 5/1/08 (FGIC Insured) (d)	1,625	1,694
Second Series 15A, 5.5% 5/1/09 (FSA Insured) (d)	1,355	1,466
Second Series 16A:
5.375% 5/1/18 (FSA Insured) (d)	5,035	5,352
5.5% 5/1/08 (FSA Insured) (d)	2,945	3,153
Second Series 18A:
5.25% 5/1/11 (MBIA Insured) (d)	3,280	3,520
5.25% 5/1/14 (MBIA Insured) (d)	2,750	2,928
Second Series 23A:
5.5% 5/1/07 (FGIC Insured) (d)	1,045	1,099
5.5% 5/1/08 (FGIC Insured) (d)	2,755	2,950
Second Series 27A, 5.5% 5/1/08 (MBIA Insured) (d)	4,045	4,331
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,236
Series A:
0% 8/1/09 (FGIC Insured)	1,085	946
0% 8/1/10 (FGIC Insured)	1,085	909
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	$ 11,000	$ 3,823
Series A:
0% 1/15/10 (MBIA Insured)	2,240	1,910
0% 1/15/12 (MBIA Insured)	7,000	5,424
0% 1/15/15 (MBIA Insured)	5,000	3,264
0% 1/15/20 (MBIA Insured)	3,765	1,874
0% 1/15/31 (MBIA Insured)	5,000	1,295
0% 1/15/34 (MBIA Insured)	10,000	2,203
5.25% 1/15/30 (MBIA Insured)	12,145	12,860
5.5% 1/15/28	1,060	1,006
0% 1/1/12 (Escrowed to Maturity) (e)	10,000	7,768
San Jose Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,095
Series B, 5% 3/1/09 (FSA Insured) (d)	5,395	5,740
San Jose Unified School District, Santa Clara County Series A, 5.375% 8/1/20 (FSA Insured)	1,895	2,093
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	1,000	1,073
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,307
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	3,000	1,628
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	816
0% 9/1/25 (FGIC Insured)	1,490	539
0% 9/1/26 (FGIC Insured)	1,500	510
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,556
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	4,650	5,172
5.75% 8/1/30 (FGIC Insured)	7,490	8,286
Santa Clara County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/21	8,500	9,036
Santa Cruz City Elementary School District Series B, 5.75% 8/1/26 (FGIC Insured)	2,730	3,054
Santa Cruz City High School District Series B:
5.75% 8/1/26 (FGIC Insured)	2,380	2,663
6% 8/1/29 (FGIC Insured)	6,770	7,560
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,315
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Santa Monica Redev. Agcy. Tax Allocation Rev. (Earthquake Recovery Redev. Proj.) Series 1999, 5.75% 7/1/22 (AMBAC Insured)	$ 8,395	$ 9,309
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	1,000	342
0% 5/1/28 (MBIA Insured)	3,340	1,024
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,623
6.75% 7/1/11	6,500	7,689
7% 7/1/05	920	924
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A, 5.25% 5/1/14 (MBIA Insured)	1,000	1,051
Sulpher Springs Unified School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,082
Sulphur Springs Union School District Ctfs. of Prtn. (2002 School Facility Bridge Fdg. Prog.) 3.1%, tender 9/1/09 (FSA Insured) (c)	3,000	3,009
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	4,220	3,256
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series 2001 A, 5.25% 6/1/31	2,000	1,837
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,173
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,441
6% 6/1/22	1,100	1,234
Ukiah Unified School District:
0% 8/1/14 (FGIC Insured)	3,040	2,088
0% 8/1/19 (FGIC Insured)	2,270	1,189
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	543
0% 9/1/21 (FGIC Insured)	2,995	1,372
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	2,120	2,350
5.5% 5/15/24 (AMBAC Insured)	1,000	1,097
4.55% 12/1/09 (f)	22,065	22,821
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,185
Series B, 5.25% 5/15/16 (AMBAC Insured)	5,000	5,536
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	$ 1,990	$ 2,017
5.25% 1/1/13	8,500	8,612
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,628
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	1,325	1,492
5.375% 8/1/16 (FSA Insured)	1,000	1,124
Walnut Valley Unified School District Series D, 5.25% 8/1/16 (FGIC Insured)	1,000	1,121
Washington Unified School District Yolo County Series A, 0% 8/1/27 (FGIC Insured)	5,000	1,628
Whittier Union High School District Series B, 5.875% 8/1/30 (FSA Insured)	2,405	2,663
Yuba City Unified School District Series A, 0% 9/1/21 (FGIC Insured)	2,090	957
		1,483,229
Puerto Rico - 1.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (MBIA Insured)	1,510	1,703
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (e)	5,950	6,517
5.5% 10/1/40 (Escrowed to Maturity) (e)	1,100	1,202
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured) (b)	4,585	5,118
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured) (b)	2,700	3,134
		17,674
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	$ 550	$ 588
5.25% 10/1/15	1,255	1,369
		1,957
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $1,413,168)		1,502,860
NET OTHER ASSETS - 2.0%		30,516
NET ASSETS - 100%		$ 1,533,376
Legend
(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,821,000 or 1.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 22,065
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	32.6%
Transportation	12.0%
Electric Utilities	9.8%
Escrowed/Pre-Refunded	9.3%
Health Care	9.0%
Education	8.5%
Special Tax	6.0%
Others* (individually less than 5%)	12.8%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2005

Assets
Investment in securities, at value (cost $1,413,168) - See accompanying schedule		$ 1,502,860
Cash		27,769
Receivable for fund shares sold		1,491
Interest receivable		15,771
Prepaid expenses		6
Other receivables		43
Total assets		1,547,940

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 11,538
Payable for fund shares redeemed	826
Distributions payable	1,433
Accrued management fee	479
Distribution fees payable	14
Other affiliated payables	233
Other payables and accrued expenses	41
Total liabilities		14,564

Net Assets		$ 1,533,376
Net Assets consist of:
Paid in capital		$ 1,444,641
Undistributed net investment income		1,615
Accumulated undistributed net realized gain (loss) on investments		(2,572)
Net unrealized appreciation (depreciation) on investments		89,692
Net Assets		$ 1,533,376

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2005

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,152 ÷ 569.5 shares)	$ 12.56

Maximum offering price per share (100/95.25 of $12.56)	$ 13.19
Class T: Net Asset Value and redemption price per share ($3,116 ÷ 247.6 shares)	$ 12.58

Maximum offering price per share (100/96.50 of $12.58)	$ 13.04
Class B: Net Asset Value and offering price per share ($4,888.8 ÷ 389.4 shares)A	$ 12.55

Class C: Net Asset Value and offering price per share ($10,726.2 ÷ 855 shares)A	$ 12.55

Spartan California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,506,436 ÷ 120,031 shares)	$ 12.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,057 ÷ 84.1 shares)	$ 12.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended February 28, 2005

Investment Income
Interest		$ 69,585

Expenses
Management fee	$ 5,563
Transfer agent fees	1,039
Distribution fees	171
Accounting fees and expenses	300
Non-interested trustees' compensation	8
Custodian fees and expenses	24
Registration fees	73
Audit	50
Legal	9
Miscellaneous	47
Total expenses before reductions	7,284
Expense reductions	(105)	7,179
Net investment income		62,406
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	7,143
Futures contracts	(462)
Total net realized gain (loss)		6,681
Change in net unrealized appreciation (depreciation) on: Investment securities	(28,069)
Futures contracts	(55)
Total change in net unrealized appreciation (depreciation)		(28,124)
Net gain (loss)		(21,443)
Net increase (decrease) in net assets resulting from operations		$ 40,963

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2005	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 62,406	$ 68,832
Net realized gain (loss)	6,681	25,647
Change in net unrealized appreciation (depreciation)	(28,124)	1,842
Net increase (decrease) in net assets resulting from operations	40,963	96,321
Distributions to shareholders from net investment income	(61,948)	(68,263)
Distributions to shareholders from net realized gain	(16,367)	(21,672)
Total distributions	(78,315)	(89,935)
Share transactions - net increase (decrease)	(6,521)	(129,361)
Redemption fees	29	38
Total increase (decrease) in net assets	(43,844)	(122,937)

Net Assets
Beginning of period	1,577,220	1,700,157
End of period (including undistributed net investment income of $1,615 and undistributed net investment income of $1,344, respectively)	$ 1,533,376	$ 1,577,220

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended February 28,	2005	2004H	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84	$ 12.76	$ 12.60
Income from Investment Operations
Net investment incomeE	.505	.521	.303
Net realized and unrealized gain (loss)	(.149)	.248	.212
Total from investment operations	.356	.769	.515
Distributions from net investment income	(.501)	(.517)	(.297)
Distributions from net realized gain	(.135)	(.172)	(.058)
Total distributions	(.636)	(.689)	(.355)
Redemption fees added to paid in capitalE,I	-	-	-
Net asset value, end of period	$ 12.56	$ 12.84	$ 12.76
Total ReturnB,C,D	2.92%	6.25%	4.13%
Ratios to Average Net AssetsG
Expenses before expense reductions	.66%	.65%	.66%A
Expenses net of voluntary waivers, if any	.66%	.65%	.66%A
Expenses net of all reductions	.65%	.65%	.65%A
Net investment income	4.04%	4.12%	4.18%A
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 6	$ 3
Portfolio turnover rate	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended February 28,	2005	2004H	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.86	$ 12.79	$ 12.60
Income from Investment Operations
Net investment incomeE	.492	.508	.296
Net realized and unrealized gain (loss)	(.150)	.237	.241
Total from investment operations	.342	.745	.537
Distributions from net investment income	(.487)	(.503)	(.289)
Distributions from net realized gain	(.135)	(.172)	(.058)
Total distributions	(.622)	(.675)	(.347)
Redemption fees added to paid in capitalE,I	-	-	-
Net asset value, end of period	$ 12.58	$ 12.86	$ 12.79
Total ReturnB,C,D	2.80%	6.04%	4.31%
Ratios to Average Net AssetsG
Expenses before expense reductions	.77%	.76%	.77%A
Expenses net of voluntary waivers, if any	.77%	.76%	.77%A
Expenses net of all reductions	.76%	.76%	.76%A
Net investment income	3.93%	4.01%	4.07%A
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 4	$ 1
Portfolio turnover rate	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended February 28,	2005	2004H	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84	$ 12.76	$ 12.60
Income from Investment Operations
Net investment incomeE	.409	.426	.247
Net realized and unrealized gain (loss)	(.159)	.248	.210
Total from investment operations	.250	.674	.457
Distributions from net investment income	(.405)	(.422)	(.239)
Distributions from net realized gain	(.135)	(.172)	(.058)
Total distributions	(.540)	(.594)	(.297)
Redemption fees added to paid in capitalE,I	-	-	-
Net asset value, end of period	$ 12.55	$ 12.84	$ 12.76
Total ReturnB,C,D	2.06%	5.46%	3.66%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.42%	1.41%	1.42%A
Expenses net of voluntary waivers, if any	1.42%	1.41%	1.42%A
Expenses net of all reductions	1.41%	1.40%	1.42%A
Net investment income	3.28%	3.37%	3.42%A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 5	$ 4
Portfolio turnover rate	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended February 28,	2005	2004H	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 12.75	$ 12.60
Income from Investment Operations
Net investment incomeE	.397	.411	.239
Net realized and unrealized gain (loss)	(.149)	.248	.200
Total from investment operations	.248	.659	.439
Distributions from net investment income	(.393)	(.407)	(.231)
Distributions from net realized gain	(.135)	(.172)	(.058)
Total distributions	(.528)	(.579)	(.289)
Redemption fees added to paid in capitalE,I	-	-	-
Net asset value, end of period	$ 12.55	$ 12.83	$ 12.75
Total ReturnB,C,D	2.04%	5.34%	3.52%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.52%	1.52%	1.54%A
Expenses net of voluntary waivers, if any	1.52%	1.52%	1.54%A
Expenses net of all reductions	1.51%	1.51%	1.53%A
Net investment income	3.18%	3.25%	3.30%A
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 12	$ 7
Portfolio turnover rate	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Spartan California Municipal Income

Years ended February 28,	2005	2004D	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 12.75	$ 12.55	$ 12.35	$ 11.52
Income from Investment Operations
Net investment incomeB	.527	.544	.546	.555E	.568
Net realized and unrealized gain (loss)	(.149)	.247	.265	.211E	.832
Total from investment operations	.378	.791	.811	.766	1.400
Distributions from net investment income	(.523)	(.539)	(.541)	(.552)	(.570)
Distributions from net realized gain	(.135)	(.172)	(.070)	(.015)	-
Total distributions	(.658)	(.711)	(.611)	(.567)	(.570)
Redemption fees added to paid in capital	-B,F	-B,F	-B,F	.001B	-
Net asset value, end of period	$ 12.55	$ 12.83	$ 12.75	$ 12.55	$ 12.35
Total ReturnA	3.11%	6.44%	6.64%	6.36%	12.42%
Ratios to Average Net AssetsC
Expenses before expense reductions	.48%	.48%	.49%	.48%	.49%
Expenses net of voluntary waivers, if any	.48%	.48%	.48%	.48%	.49%
Expenses net of all reductions	.47%	.48%	.47%	.43%	.42%
Net investment income	4.22%	4.29%	4.34%	4.47%E	4.75%
Supplemental Data
Net assets, end of period (in millions)	$ 1,506	$ 1,550	$ 1,683	$ 1,654	$ 1,512
Portfolio turnover rate	15%	18%	18%	13%	16%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Effective March 31, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2005	2004G	2003E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.85	$ 12.76	$ 12.60
Income from Investment Operations
Net investment incomeD	.529	.546	.316
Net realized and unrealized gain (loss)	(.151)	.254	.211
Total from investment operations	.378	.800	.527
Distributions from net investment income	(.523)	(.538)	(.309)
Distributions from net realized gain	(.135)	(.172)	(.058)
Total distributions	(.658)	(.710)	(.367)
Redemption fees added to paid in capitalD,H	-	-	-
Net asset value, end of period	$ 12.57	$ 12.85	$ 12.76
Total ReturnB,C	3.10%	6.51%	4.23%
Ratios to Average Net AssetsF
Expenses before expense reductions	.47%	.49%	.50%A
Expenses net of voluntary waivers, if any	.47%	.49%	.50%A
Expenses net of all reductions	.47%	.49%	.49%A
Net investment income	4.23%	4.28%	4.34%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,057	$ 264	$ 1,499
Portfolio turnover rate	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2005

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan California Municipal Income Fund (the fund) is a fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Spartan California Municipal Income Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and losses deferred due to wash sales and futures transactions.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 88,790
Unrealized depreciation	(1,289)
Net unrealized appreciation (depreciation)	87,501
Undistributed ordinary income	734

Cost for federal income tax purposes	$ 1,415,359

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	February 28, 2005	February 29, 2004
Tax-exempt Income	$ 61,948	$ 68,263
Ordinary Income	1,596	-
Long-term Capital Gains	14,771	21,672
Total	$ 78,315	$ 89,935

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Annual Report

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $226,240 and $267,773, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 9	$ -
Class T	0%	.25%	8	-
Class B	.65%	.25%	45	33
Class C	.75%	.25%	109	38
			$ 171	$ 71

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	1
Class B*	9
Class C*	4
$ 25

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Spartan California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Spartan California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 6.10
Class T	3.11
Class B	6.11
Class C	12.11
Spartan California Municipal Income	1,012.07
Institutional Class	-	.07
	$ 1,039

Citibank also has a sub-arrangement with FSC to maintain the fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $23 and $82, respectively.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 28,	Year ended February 29,
	2005	2004
From net investment income
Class A	$ 245	$ 170
Class T	122	100
Class B	163	172
Class C	344	321
Spartan California Municipal Income	61,059	67,468
Institutional Class	15	32
Total	$ 61,948	$ 68,263
From net realized gain
Class A	$ 67	$ 59
Class T	37	35
Class B	54	70
Class C	126	137
Spartan California Municipal Income	16,080	21,362
Institutional Class	3	9
Total	$ 16,367	$ 21,672

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended February 28,	Year ended February 29,	Year ended February 28,	Year ended February 29,
	2005	2004	2005	2004
Class A
Shares sold	287	328	$ 3,591	$ 4,124
Reinvestment of distributions	14	9	181	110
Shares redeemed	(187)	(123)	(2,320)	(1,547)
Net increase (decrease)	114	214	$ 1,452	$ 2,687
Class T
Shares sold	75	225	$ 935	$ 2,852
Reinvestment of distributions	11	6	138	82
Shares redeemed	(136)	(12)	(1,699)	(155)
Net increase (decrease)	(50)	219	$ (626)	$ 2,779
Class B
Shares sold	51	170	$ 637	$ 2,143
Reinvestment of distributions	7	9	93	119
Shares redeemed	(76)	(122)	(941)	(1,534)
Net increase (decrease)	(18)	57	$ (211)	$ 728
Class C
Shares sold	152	540	$ 1,901	$ 6,865
Reinvestment of distributions	26	25	322	321
Shares redeemed	(293)	(181)	(3,634)	(2,289)
Net increase (decrease)	(115)	384	$ (1,411)	$ 4,897
Spartan California Municipal Income
Shares sold	17,210	17,209	$ 215,284	$ 218,471
Reinvestment of distributions	4,369	5,023	54,476	63,470
Shares redeemed	(22,310)	(33,393)	(276,287)	(421,182)
Net increase (decrease)	(731)	(11,161)	$ (6,527)	$ (139,241)
Institutional Class
Shares sold	64	7	$ 824	$ 90
Reinvestment of distributions	1	1	6	16
Shares redeemed	(2)	(105)	(28)	(1,317)
Net increase (decrease)	63	(97)	$ 802	$ (1,211)

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust and the Shareholders of Spartan California Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan California Municipal Income Fund (a fund of Fidelity California Municipal Trust) at February 28, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan California Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 12, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 268 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of the fund (2001-present). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001-present). She is President and a Director of FMR (2001-present), Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002-present) and Chief Financial Officer (2002-present) of FMR Corp. Previously, Ms. Cronin served as Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), and INET Technologies Inc. (telecommunications network surveillance, 2001-2004).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000-present), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2000-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity California Municipal Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 1997

Vice President of the fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (44)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Douglas T. McGinley (39)

Year of Election or Appointment: 2004

Vice President of the fund. Mr. McGinley also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. McGinley worked as a credit analyst and portfolio manager.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of the fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of the fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (43)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 1986 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (51)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of the fund. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Distributions

During fiscal year ended 2005, 100% of the fund's income dividends was free from federal income tax, and 9.64% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended February 28, 2005, $6,005,000 or, if different, the net capital gain of such year, and for dividends with respect to the taxable year ended February 29, 2004, $8,783,000 or, if different, the excess of (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 24, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	695,561,729.64	73.163
Against	154,513,995.39	16.252
Abstain	54,716,231.12	5.756
Broker Non-Votes	45,910,963.13	4.829
TOTAL	950,702,919.28	100.00
PROPOSAL 2
To elect the fourteen nominees specified below as Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	900,623,028.19	94.732
Withheld	50,079,891.09	5.268
TOTAL	950,702,919.28	100.00
Ralph F. Cox
Affirmative	901,024,142.15	94.775
Withheld	49,678,777.13	5.225
TOTAL	950,702,919.28	100.00
Laura B. Cronin
Affirmative	900,890,331.02	94.760
Withheld	49,812,588.26	5.240
TOTAL	950,702,919.28	100.00
Robert M. Gates
Affirmative	901,526,771.30	94.827
Withheld	49,176,147.98	5.173
TOTAL	950,702,919.28	100.00
George H. Heilmeier
Affirmative	902,172,581.49	94.895
Withheld	48,530,337.79	5.105
TOTAL	950,702,919.28	100.00
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	899,971,424.34	94.664
Withheld	50,731,494.94	5.336
TOTAL	950,702,919.28	100.00
Edward C. Johnson 3d
Affirmative	900,243,395.25	94.692
Withheld	50,459,524.03	5.308
TOTAL	950,702,919.28	100.00
Donald J. Kirk
Affirmative	901,513,178.96	94.826
Withheld	49,189,740.32	5.174
TOTAL	950,702,919.28	100.00
Marie L. Knowles
Affirmative	901,869,444.64	94.863
Withheld	48,833,474.64	5.137
TOTAL	950,702,919.28	100.00
Ned C. Lautenbach
Affirmative	900,619,240.10	94.732
Withheld	50,083,679.18	5.268
TOTAL	950,702,919.28	100.00
Marvin L. Mann
Affirmative	900,042,926.10	94.671
Withheld	50,659,993.18	5.329
TOTAL	950,702,919.28	100.00
William O. McCoy
Affirmative	901,898,283.07	94.866
Withheld	48,804,636.21	5.134
TOTAL	950,702,919.28	100.00
Robert L. Reynolds
Affirmative	901,857,869.42	94.862
Withheld	48,845,049.86	5.138
TOTAL	950,702,919.28	100.00
William S. Stavropoulos
Affirmative	901,004,663.64	94.772
Withheld	49,698,255.64	5.228
TOTAL	950,702,919.28	100.00
* Denotes trust-wide proposals and voting results.

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY
and

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCM-UANN-0405
1.790905.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

California Municipal Income

Fund - Institutional Class

Annual Report

February 28, 2005

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Spartan® California Municipal Income Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2005	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	3.10%	6.98%	6.54%

A The initial offering of Institutional Class shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of Spartan California Municipal Income, the original retail class of the fund which has no 12b-1 fee.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor California Municipal Income Fund - Institutional Class on February 28, 1995. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Doug McGinley, Portfolio Manager of Fidelity Advisor California Municipal Income Fund

After outperforming taxable bonds in both 2003 and 2004, tax-exempt municipal bonds jumped out to a quick lead through the first two months of 2005 as well. For the 12 months ending February 28, 2005, the Lehman Brothers® Municipal Bond Index - a performance measure of more than 34,000 investment-grade, fixed-rate, tax-exempt bonds - rose 2.96%. In comparison, the Lehman Brothers Aggregate Bond Index - a proxy of the overall investment-grade taxable debt market - had a return of 2.43%. While short-term municipal bond yields rose along with the six quarter-point interest rates hikes made by the Federal Reserve Board during the period, longer-term munis rallied as their yields declined. Supply and demand conditions were modestly favorable for muni prices. Although the 12-month supply of municipal bonds was one of the highest on record, it was offset by reasonably strong demand throughout much of the year. Credit fundamentals also improved, particularly at the state level, where higher tax revenues helped boost the muni market overall.

For the 12 months ending February 28, 2005, the fund's Institutional Class shares returned 3.10%. During the same period, the LipperSM California Municipal Debt Funds Average returned 2.90% and the Lehman Brothers California Enhanced Municipal Bond Index gained 3.99%. California munis outperformed the national muni market, benefiting from strong investor demand for bonds free from state and federal taxes and the perception that the state's creditworthiness was improving. One factor aiding the fund's performance was its overweighting in lower-quality investment-grade muni bonds relative to the Lehman Brothers index. These bonds performed well in response to investors' growing appetite for risk and higher levels of interest income. Another factor I suspect helped was my security selection, as the fund was positioned in some of the better-performing bonds across a number of sectors and also avoided credit blowups. Detracting from performance was my decision to somewhat limit the fund's exposure to uninsured general obligation bonds issued by the state. Given how well they performed, the fund's return probably would have been better if our stake in those bonds had been larger. Another detractor was my decision to keep a relatively low weighting in tobacco bonds, which had a good run thanks to the perceived lessening of litigation risk in the industry and strong demand for these higher-yielding bonds.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2004 to February 28, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2004	Ending Account Value February 28, 2005	Expenses Paid During Period* September 1, 2004 to February 28, 2005
Class A
Actual	$ 1,000.00	$ 1,026.20	$ 3.27
HypotheticalA	$ 1,000.00	$ 1,021.57	$ 3.26
Class T
Actual	$ 1,000.00	$ 1,025.50	$ 3.87
HypotheticalA	$ 1,000.00	$ 1,020.98	$ 3.86
Class B
Actual	$ 1,000.00	$ 1,022.30	$ 7.17
HypotheticalA	$ 1,000.00	$ 1,017.70	$ 7.15
	Beginning Account Value September 1, 2004	Ending Account Value February 28, 2005	Expenses Paid During Period* September 1, 2004 to February 28, 2005
Class C
Actual	$ 1,000.00	$ 1,021.80	$ 7.67
HypotheticalA	$ 1,000.00	$ 1,017.21	$ 7.65
Spartan California Municipal Income
Actual	$ 1,000.00	$ 1,027.10	$ 2.41
HypotheticalA	$ 1,000.00	$ 1,022.41	$ 2.41
Institutional Class
Actual	$ 1,000.00	$ 1,027.10	$ 2.36
HypotheticalA	$ 1,000.00	$ 1,022.46	$ 2.36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.65%
Class T	.77%
Class B	1.43%
Class C	1.53%
Spartan California Municipal Income	.48%
Institutional Class	.47%

Annual Report

Investment Changes

Top Five Sectors as of February 28, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.6	32.7
Transportation	12.0	13.8
Electric Utilities	9.8	9.5
Escrowed/Pre-Refunded	9.3	7.0
Health Care	9.0	9.2
Average Years to Maturity as of February 28, 2005
		6 months ago
Years	13.8	14.5
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of February 28, 2005
6 months ago
Years	6.6	7.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 28, 2005	As of August 31, 2004
AAA 54.8%	AAA 54.0%
AA,A 28.2%	AA,A 29.0%
BBB 12.6%	BBB 14.2%
BB and Below 0.1%	BB and Below 0.2%
Not Rated 2.3%	Not Rated 1.9%
Short-Term Investments and Net Other Assets 2.0%	Short-Term Investments and Net Other Assets 0.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Annual Report

Investments February 28, 2005

Showing Percentage of Net Assets

Municipal Bonds - 98.0%
	Principal Amount (000s)	Value (Note 1) (000s)
California - 96.7%
ABC Unified School District:
Series C, 0% 8/1/33 (FGIC Insured)	$ 5,365	$ 1,227
0% 8/1/32 (FGIC Insured)	2,115	511
Alameda Corridor Trans. Auth. Rev.:
Series 1999 A, 0% 10/1/34 (MBIA Insured)	15,000	3,230
Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	8,253
Alameda County Ctfs. of Prtn. 0% 6/15/17 (MBIA Insured)	2,300	1,325
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impts. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,210
Series 1997 C, 0% 9/1/30 (FSA Insured)	7,350	1,947
Series C:
0% 9/1/22 (FSA Insured)	5,150	2,208
0% 9/1/36 (FSA Insured)	9,545	1,832
Anaheim Union High School District Series A, 5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (e)	1,000	1,140
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,375
Benicia Unified School District Series B, 0% 8/1/24 (MBIA Insured)	7,005	2,706
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,238
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15 (MBIA Insured)	1,725	1,940
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,801
0% 8/1/12 (AMBAC Insured)	2,800	2,126
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. (Wtr. Sys. Proj.) Series J1, 7% 12/1/12	730	901
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.5% 5/1/07	2,080	2,197
5.5% 5/1/16 (AMBAC Insured)	2,125	2,380
5.75% 5/1/17	3,375	3,794
Series A:
5.25% 5/1/11 (FSA Insured)	3,075	3,412
5.375% 5/1/18 (AMBAC Insured)	2,385	2,656
5.5% 5/1/08	5,815	6,256
5.5% 5/1/14 (AMBAC Insured)	7,905	8,896
5.5% 5/1/15 (AMBAC Insured)	9,000	10,134
5.875% 5/1/16	4,535	5,176
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series A:
6% 5/1/14	$ 7,500	$ 8,664
6% 5/1/14 (MBIA Insured)	2,000	2,320
6% 5/1/15	1,000	1,152
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/12	6,000	6,661
Series A, 5.25% 7/1/13 (MBIA Insured)	9,000	10,087
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA Insured) (d)	2,475	2,605
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	2,000	2,125
(Loyola Marymount Univ. Proj.):
0% 10/1/16 (MBIA Insured)	2,280	1,376
0% 10/1/29 (MBIA Insured)	7,115	2,010
(Pepperdine Univ. Proj.) 5.75% 9/15/30	13,735	14,928
(Pooled College & Univ. Proj.) Series A, 6.125% 6/1/30	3,435	3,805
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,137
5.25% 9/1/26	7,910	8,699
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,052
5.125% 2/1/30	6,000	6,188
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,929
Series O, 5.125% 1/1/31	5,000	5,174
(Univ. of Southern California Proj.):
Series A, 5.7% 10/1/15	5,675	6,280
Series C, 5.125% 10/1/28	7,725	7,988
California Franchise Tax Board Ctfs. of Prtn. 5.5% 10/1/06	1,825	1,898
California Gen. Oblig.:
Series 1991, 6.6% 2/1/10 (FGIC Insured)	3,900	4,517
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,364
Series 2000, 5.5% 5/1/13 (MBIA Insured)	1,900	2,122
4.75% 9/1/10	1,300	1,391
5% 11/1/07	19,000	20,089
5% 2/1/09	4,070	4,364
5% 2/1/10	3,000	3,244
5% 12/1/11 (MBIA Insured)	5,000	5,526
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
5% 11/1/12	$ 4,095	$ 4,434
5% 10/1/18	3,000	3,144
5% 12/1/18	9,245	9,734
5.25% 10/1/09	2,150	2,343
5.25% 2/1/11	5,635	6,195
5.25% 3/1/11	1,405	1,546
5.25% 3/1/12	3,000	3,325
5.25% 10/1/14	300	308
5.25% 2/1/15	2,310	2,551
5.25% 2/1/15 (MBIA Insured)	5,000	5,552
5.25% 2/1/16	7,500	8,259
5.25% 2/1/16 (MBIA Insured)	4,050	4,462
5.25% 10/1/17	1,500	1,537
5.25% 4/1/34	2,000	2,106
5.375% 4/1/15 (MBIA Insured)	1,500	1,674
5.375% 10/1/28	4,250	4,539
5.5% 6/1/10	1,600	1,776
5.5% 3/1/11 (FGIC Insured)	3,000	3,374
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,000	3,365
5.5% 3/1/12 (MBIA Insured)	5,000	5,588
5.5% 4/1/28	3,000	3,294
5.5% 6/1/28	5,000	5,388
5.5% 4/1/30	3,000	3,266
5.5% 11/1/33	3,000	3,260
5.625% 5/1/26	4,000	4,382
5.75% 10/1/10	7,325	8,232
5.75% 12/1/10	2,500	2,818
5.75% 5/1/30	3,080	3,398
6% 2/1/08	1,000	1,087
6% 4/1/18	1,000	1,187
6.5% 2/1/07	3,000	3,210
6.5% 2/1/08	5,750	6,320
6.6% 2/1/09	14,355	16,175
6.6% 2/1/11 (MBIA Insured)	2,150	2,528
6.75% 8/1/10	5,675	6,622
6.75% 8/1/12	1,100	1,316
7% 8/1/09	5,105	5,913
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series A:
5% 7/1/06	1,330	1,363
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Catholic Healthcare West Proj.):
Series A:
5% 7/1/06 (Escrowed to Maturity) (d)(e)	$ 1,805	$ 1,867
Series I, 4.95%, tender 7/1/14 (c)	5,000	5,204
(Cedars-Sinai Med. Ctr. Proj.) Series A:
6.125% 12/1/30	8,340	9,145
6.25% 12/1/34	15,905	17,474
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,384
California Hsg. Fin. Agcy. Home Mtg. Rev.:
(Home Mtg. Prog.) Series 1983 B, 0% 8/1/15 (MBIA Insured)	160	67
Series 1983 A, 0% 2/1/15 (MBIA Insured)	8,187	3,696
Series I, 4.95% 8/1/28 (MBIA Insured) (d)	135	135
Series J, 4.85% 8/1/27 (MBIA Insured) (d)	1,900	1,926
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,151
5.25% 2/1/32 (AMBAC Insured)	6,295	6,688
5.25% 6/1/30 (Pre-Refunded to 6/1/07 @ 101) (e)	1,700	1,822
5.5% 6/1/20 (Pre-Refunded to 6/1/10 @ 101) (e)	1,780	2,012
5.5% 6/1/21 (Pre-Refunded to 6/1/10 @ 101) (e)	4,780	5,404
5.5% 6/1/22 (Pre-Refunded to 6/1/10 @ 101) (e)	5,040	5,698
5.5% 6/1/23 (Pre-Refunded to 6/1/10 @ 101) (e)	5,320	6,015
5.5% 6/1/24 (Pre-Refunded to 6/1/10 @ 101) (e)	5,610	6,342
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Gen. Motors Corp. Proj.) 5.5% 4/1/08	1,500	1,505
(Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender 6/1/07 (FGIC Insured) (c)(d)	6,000	6,032
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,707
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series B, 4.45%, tender 7/1/05 (c)(d)	8,000	8,028
California Pub. Works Board Lease Rev.:
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,763
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,425	1,518
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,472
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/17	9,980	11,070
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections, Madera State Prison Proj.) Series E:
5.5% 6/1/15	$ 8,250	$ 9,116
5.5% 6/1/19	3,000	3,059
6% 6/1/07	1,590	1,698
(Dept. of Corrections, Monterey County State Prison Proj.):
Series C:
5.5% 6/1/15	3,000	3,343
5.5% 6/1/17 (MBIA Insured)	4,775	5,378
Series D:
5.375% 11/1/12	1,250	1,329
5.375% 11/1/13	5,055	5,371
5.375% 11/1/14	5,000	5,308
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	4,000	4,474
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	2,000	2,240
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,408
(Substance Abuse Treatment Facilities Corcoran II Proj.) Series A, 5.5% 1/1/14 (AMBAC Insured)	3,000	3,133
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,732
(Various California State Univ. Projs.):
Series A, 6.1% 10/1/06	1,210	1,238
Series B:
5.5% 6/1/19	1,650	1,687
6.4% 12/1/09	3,700	4,238
Series C, 5.125% 9/1/22 (AMBAC Insured)	10,000	10,534
California State Univ. Rev. & Colleges:
(Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,442
5.5% 11/1/16 (AMBAC Insured)	1,500	1,698
Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	3,000	3,350
California Statewide Cmnty. Dev. Auth. Rev. (Triad Health Care Hosp. Proj.) 6.25% 8/1/06 (Escrowed to Maturity) (e)	2,650	2,741
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.) 6% 7/1/09	2,960	3,133
(Saint Joseph Health Sys. Proj.):
5.25% 7/1/08	2,710	2,897
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn.: - continued
(Saint Joseph Health Sys. Proj.):
5.5% 7/1/07	$ 1,425	$ 1,515
California Statewide Cmntys. Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Penninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,943
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 3.85%, tender 8/1/06 (c)	21,000	21,306
Series 2004 G, 2.3%, tender 5/1/07 (c)	3,000	2,954
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,697
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	5,000	5,230
Carlsbad Unified School Distict 0% 11/1/15 (FGIC Insured)	1,700	1,078
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,818
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	1,330	1,348
Chaffey Unified High School District Series 2000 B, 5.5% 8/1/18 (Pre-Refunded to 8/1/10 @ 101) (e)	3,000	3,402
Commerce Refuse To Energy Auth. Rev.:
5.25% 7/1/08 (MBIA Insured) (b)	1,000	1,058
5.5% 7/1/11 (MBIA Insured) (b)	2,170	2,388
Compton Unified School District Series 2002 B, 5.5% 6/1/25 (MBIA Insured)	2,800	3,119
Contra Costa County Ctfs. of Prtn. (Merrithew Mem. Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,066
Corona-Norco Unified School District Series D, 0% 9/1/27 (FSA Insured)	3,000	962
CSCUI Fing. Auth. Rev. (Rental Hsg. and Town Ctr. Proj.) Series 2004 A, 2.5%, tender 8/1/07, LOC Citibank NA, New York (c)	5,500	5,472
Ctr. Unified School District Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,000	974
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	890	910
5% 4/1/11	2,780	2,886
5% 4/1/12	4,210	4,380
5% 4/1/13	1,830	1,892
5.25% 4/1/09	1,600	1,675
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	$ 4,000	$ 5,188
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	632
0% 10/1/25 (AMBAC Insured)	1,665	594
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	838
0% 8/1/21 (MBIA Insured)	1,000	460
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,142
Eureka Unified School District Ctfs. of Prtn. Series A, 6.9% 9/1/27 (FSA Insured)	650	652
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	2,080	1,832
Fairfield-Suisun Unified School District 5.5% 8/1/28 (MBIA Insured)	3,000	3,315
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	638
Folsom Cordova Unified School District School Facilities Impt. District #2 (1998 Fing. Proj.) Series A, 0% 10/1/26 (MBIA Insured)	2,290	776
Foothill-De Anza Cmnty. College District:
Series B, 0% 8/1/35 (FGIC Insured)	15,000	3,093
0% 8/1/15 (MBIA Insured)	2,415	1,548
0% 8/1/20 (MBIA Insured)	6,425	3,140
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (e)	18,500	12,476
0% 1/1/18 (Escrowed to Maturity) (e)	1,000	569
5% 1/1/35 (MBIA Insured)	24,070	24,550
0% 1/15/27 (a)	4,000	3,316
0% 1/15/27 (MBIA Insured) (a)	4,500	3,922
0% 1/15/29 (a)	4,000	3,302
5% 1/15/16 (MBIA Insured)	5,860	6,240
5.5% 1/15/08 (MBIA Insured)	8,945	9,636
5.75% 1/15/40	8,155	8,285
Fremont Unifed School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	872
Fullerton Univ. Foundation Auxillary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,399
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Fullerton Univ. Foundation Auxillary Organization Rev. Series A: - continued
5.75% 7/1/30 (MBIA Insured)	$ 1,000	$ 1,106
Glendale Elec. Rev. 6% 2/1/30 (MBIA Insured)	12,245	13,718
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	13,400	13,498
6.75% 6/1/39	8,000	8,375
Series 2003 B:
5% 6/1/43 (FSA Insured)	5,000	5,098
5.75% 6/1/21	2,125	2,289
5.75% 6/1/22	4,400	4,712
5.75% 6/1/23	40	43
Series B:
5% 6/1/09	3,000	3,167
5% 6/1/11	3,610	3,854
5.5% 6/1/18	2,355	2,488
5.5% 6/1/43	5,000	5,310
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (MBIA Insured)	2,750	1,488
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	682
Long Beach Hbr. Rev.:
Series A:
5% 5/15/14 (FGIC Insured) (d)	2,000	2,132
5% 5/15/15 (FGIC Insured) (d)	1,000	1,066
6% 5/15/09 (FGIC Insured) (d)	3,450	3,801
6% 5/15/10 (FGIC Insured) (d)	1,000	1,118
6% 5/15/12 (FGIC Insured) (d)	3,500	3,964
5.5% 5/15/11 (MBIA Insured) (d)	700	718
5.5% 5/15/15 (MBIA Insured) (d)	3,710	3,805
Los Angeles Cmnty. College District Series 2001 A, 5.75% 6/1/26 (MBIA Insured)	10,000	11,276
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.):
0% 9/1/11 (Escrowed to Maturity) (e)	6,400	5,089
0% 9/1/13 (Escrowed to Maturity) (e)	3,380	2,449
(Disney Parking Proj.):
0% 3/1/10	2,000	1,674
0% 3/1/11	1,950	1,556
0% 3/1/12	2,180	1,656
0% 3/1/13	6,490	4,688
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles County Ctfs. of Prtn.: - continued
0% 9/1/14 (AMBAC Insured)	$ 3,860	$ 2,606
0% 3/1/18	3,000	1,624
0% 3/1/19	3,175	1,626
0% 3/1/20	1,000	480
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. (Proposition C Proj.) Second Tier Sr. Series A, 5.25% 7/1/25 (FGIC Insured)	3,500	3,726
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,174
5.375% 9/1/17 (FSA Insured)	1,095	1,233
5.375% 9/1/18 (FSA Insured)	1,155	1,290
5.375% 9/1/19 (FSA Insured)	1,210	1,346
Los Angeles Dept. Arpts. Rev. (Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (d)	290	295
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,159
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,412
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	152
4.75% 10/15/20 (Pre-Refunded to 10/15/17 @ 100) (e)	1,650	1,650
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	15,000	15,460
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,109
5.5% 10/15/11 (MBIA Insured)	3,670	4,050
Los Angeles Gen. Oblig. Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	4,062
Los Angeles Hbr. Dept. Rev.:
Series B:
5.25% 11/1/07 (d)	4,290	4,500
5.5% 8/1/08 (d)	1,505	1,576
7.6% 10/1/18 (Escrowed to Maturity) (e)	14,235	18,113
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,266
Series A:
5.25% 7/1/19 (MBIA Insured)	3,160	3,494
5.375% 7/1/17 (MBIA Insured)	8,095	9,127
5.375% 7/1/18 (MBIA Insured)	2,845	3,197
Series C, 5.25% 7/1/24 (MBIA Insured)	1,265	1,348
Series E, 5.125% 1/1/27 (MBIA Insured)	1,250	1,323
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	$ 2,370	$ 2,880
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	846
Merced Union High School District Series A, 0% 8/1/22 (FGIC Insured)	1,100	478
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	2,000	912
0% 8/1/25 (FGIC Insured)	2,800	1,008
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,757
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,759
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,010
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10 (Escrowed to Maturity) (e)	2,270	1,872
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	580
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	544
Monterey County Ctfs. of Prtn. Series 2001, 5.25% 8/1/16 (MBIA Insured)	2,445	2,693
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,080
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,597
12% 8/1/17 (FSA Insured)	1,000	1,775
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.) Series A, 5.6% 7/1/06	2,415	2,489
(Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,307
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	7,100	8,606
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,111
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,094
5.5% 9/1/17 (FGIC Insured)	3,000	3,395
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.):
0% 8/1/09 (MBIA Insured)	$ 3,260	$ 2,843
0% 8/1/10 (MBIA Insured)	3,255	2,727
Orange County Arpt. Rev. 5.5% 7/1/11 (MBIA Insured) (d)	4,000	4,336
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,997
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	4,001
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,511
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,230
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	7,091
Palos Verdes Peninsula Unified School District Series A, 5.625% 11/1/25 (Pre-Refunded to 11/1/10 @ 101) (e)	5,900	6,750
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	977
0% 8/1/21 (FGIC Insured)	1,000	460
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	3,700	3,730
Placer County Wtr. Agcy. Wtr. Rev. Ctfs. of Prtn. (Cap. Impt. Projs.) 5.5% 7/1/29 (AMBAC Insured)	3,000	3,303
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,035	4,456
Port of Oakland Gen. Oblig.:
Series L:
5% 11/1/32 (FGIC Insured) (d)	4,835	4,918
5.5% 11/1/20 (FGIC Insured) (d)	3,405	3,734
5% 11/1/15 (MBIA Insured) (d)	5,850	6,181
5% 11/1/17 (MBIA Insured) (d)	3,355	3,518
5% 11/1/18 (MBIA Insured) (d)	2,740	2,864
Port of Oakland Port Rev. Series G, 5.375% 11/1/08 (MBIA Insured) (d)	1,805	1,943
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,358
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	90	90
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	$ 15,500	$ 18,083
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,242
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series A:
4.8% 10/1/07	1,080	1,116
5% 10/1/08	1,135	1,183
5% 10/1/09	1,140	1,188
5.1% 10/1/10	1,245	1,299
5.25% 10/1/12	1,375	1,432
5.5% 10/1/22	4,500	4,670
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,207
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,312
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	529
0% 8/1/25 (FGIC Insured)	2,725	991
0% 8/1/26 (FGIC Insured)	1,365	466
0% 8/1/27 (FGIC Insured)	2,500	805
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	634
0% 8/1/27 (FGIC Insured)	1,940	625
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,316
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	2,035	1,290
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	700	723
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,658
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,200
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/22	18,700	19,635
6.5% 7/1/06	4,500	4,684
6.5% 7/1/07	2,000	2,125
6.5% 7/1/08	1,000	1,063
Salinas Union High School District Series A, 5.25% 10/1/17 (FGIC Insured)	1,410	1,576
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,500	11,134
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Bernardino County Ctfs. of Prtn.: - continued
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	$ 10,000	$ 11,095
San Diego County Ctfs. of Prtn.:
(Burnham Institute Proj.) 6.25% 9/1/29	6,800	7,182
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,604
5.25% 10/1/11	1,705	1,868
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,792
Series D, 5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101)	4,325	4,874
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	4,500	4,852
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll Proj.) 5.75% 2/1/07 (American Cap. Access Corp. Insured)	1,500	1,569
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,262
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,754
5.25% 1/1/19 (AMBAC Insured) (d)	4,750	4,994
Second Series 12A, 5.625% 5/1/08 (FGIC Insured) (d)	1,625	1,694
Second Series 15A, 5.5% 5/1/09 (FSA Insured) (d)	1,355	1,466
Second Series 16A:
5.375% 5/1/18 (FSA Insured) (d)	5,035	5,352
5.5% 5/1/08 (FSA Insured) (d)	2,945	3,153
Second Series 18A:
5.25% 5/1/11 (MBIA Insured) (d)	3,280	3,520
5.25% 5/1/14 (MBIA Insured) (d)	2,750	2,928
Second Series 23A:
5.5% 5/1/07 (FGIC Insured) (d)	1,045	1,099
5.5% 5/1/08 (FGIC Insured) (d)	2,755	2,950
Second Series 27A, 5.5% 5/1/08 (MBIA Insured) (d)	4,045	4,331
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,236
Series A:
0% 8/1/09 (FGIC Insured)	1,085	946
0% 8/1/10 (FGIC Insured)	1,085	909
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	$ 11,000	$ 3,823
Series A:
0% 1/15/10 (MBIA Insured)	2,240	1,910
0% 1/15/12 (MBIA Insured)	7,000	5,424
0% 1/15/15 (MBIA Insured)	5,000	3,264
0% 1/15/20 (MBIA Insured)	3,765	1,874
0% 1/15/31 (MBIA Insured)	5,000	1,295
0% 1/15/34 (MBIA Insured)	10,000	2,203
5.25% 1/15/30 (MBIA Insured)	12,145	12,860
5.5% 1/15/28	1,060	1,006
0% 1/1/12 (Escrowed to Maturity) (e)	10,000	7,768
San Jose Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,095
Series B, 5% 3/1/09 (FSA Insured) (d)	5,395	5,740
San Jose Unified School District, Santa Clara County Series A, 5.375% 8/1/20 (FSA Insured)	1,895	2,093
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	1,000	1,073
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,307
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	3,000	1,628
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	816
0% 9/1/25 (FGIC Insured)	1,490	539
0% 9/1/26 (FGIC Insured)	1,500	510
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,556
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	4,650	5,172
5.75% 8/1/30 (FGIC Insured)	7,490	8,286
Santa Clara County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/21	8,500	9,036
Santa Cruz City Elementary School District Series B, 5.75% 8/1/26 (FGIC Insured)	2,730	3,054
Santa Cruz City High School District Series B:
5.75% 8/1/26 (FGIC Insured)	2,380	2,663
6% 8/1/29 (FGIC Insured)	6,770	7,560
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,315
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Santa Monica Redev. Agcy. Tax Allocation Rev. (Earthquake Recovery Redev. Proj.) Series 1999, 5.75% 7/1/22 (AMBAC Insured)	$ 8,395	$ 9,309
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	1,000	342
0% 5/1/28 (MBIA Insured)	3,340	1,024
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,623
6.75% 7/1/11	6,500	7,689
7% 7/1/05	920	924
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A, 5.25% 5/1/14 (MBIA Insured)	1,000	1,051
Sulpher Springs Unified School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,082
Sulphur Springs Union School District Ctfs. of Prtn. (2002 School Facility Bridge Fdg. Prog.) 3.1%, tender 9/1/09 (FSA Insured) (c)	3,000	3,009
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	4,220	3,256
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series 2001 A, 5.25% 6/1/31	2,000	1,837
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,173
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,441
6% 6/1/22	1,100	1,234
Ukiah Unified School District:
0% 8/1/14 (FGIC Insured)	3,040	2,088
0% 8/1/19 (FGIC Insured)	2,270	1,189
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	543
0% 9/1/21 (FGIC Insured)	2,995	1,372
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	2,120	2,350
5.5% 5/15/24 (AMBAC Insured)	1,000	1,097
4.55% 12/1/09 (f)	22,065	22,821
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,185
Series B, 5.25% 5/15/16 (AMBAC Insured)	5,000	5,536
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	$ 1,990	$ 2,017
5.25% 1/1/13	8,500	8,612
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,628
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	1,325	1,492
5.375% 8/1/16 (FSA Insured)	1,000	1,124
Walnut Valley Unified School District Series D, 5.25% 8/1/16 (FGIC Insured)	1,000	1,121
Washington Unified School District Yolo County Series A, 0% 8/1/27 (FGIC Insured)	5,000	1,628
Whittier Union High School District Series B, 5.875% 8/1/30 (FSA Insured)	2,405	2,663
Yuba City Unified School District Series A, 0% 9/1/21 (FGIC Insured)	2,090	957
		1,483,229
Puerto Rico - 1.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (MBIA Insured)	1,510	1,703
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (e)	5,950	6,517
5.5% 10/1/40 (Escrowed to Maturity) (e)	1,100	1,202
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured) (b)	4,585	5,118
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured) (b)	2,700	3,134
		17,674
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	$ 550	$ 588
5.25% 10/1/15	1,255	1,369
		1,957
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $1,413,168)		1,502,860
NET OTHER ASSETS - 2.0%		30,516
NET ASSETS - 100%		$ 1,533,376
Legend
(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,821,000 or 1.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 22,065
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	32.6%
Transportation	12.0%
Electric Utilities	9.8%
Escrowed/Pre-Refunded	9.3%
Health Care	9.0%
Education	8.5%
Special Tax	6.0%
Others* (individually less than 5%)	12.8%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2005

Assets
Investment in securities, at value (cost $1,413,168) - See accompanying schedule		$ 1,502,860
Cash		27,769
Receivable for fund shares sold		1,491
Interest receivable		15,771
Prepaid expenses		6
Other receivables		43
Total assets		1,547,940

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 11,538
Payable for fund shares redeemed	826
Distributions payable	1,433
Accrued management fee	479
Distribution fees payable	14
Other affiliated payables	233
Other payables and accrued expenses	41
Total liabilities		14,564

Net Assets		$ 1,533,376
Net Assets consist of:
Paid in capital		$ 1,444,641
Undistributed net investment income		1,615
Accumulated undistributed net realized gain (loss) on investments		(2,572)
Net unrealized appreciation (depreciation) on investments		89,692
Net Assets		$ 1,533,376

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2005

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,152 ÷ 569.5 shares)	$ 12.56

Maximum offering price per share (100/95.25 of $12.56)	$ 13.19
Class T: Net Asset Value and redemption price per share ($3,116 ÷ 247.6 shares)	$ 12.58

Maximum offering price per share (100/96.50 of $12.58)	$ 13.04
Class B: Net Asset Value and offering price per share ($4,888.8 ÷ 389.4 shares)A	$ 12.55

Class C: Net Asset Value and offering price per share ($10,726.2 ÷ 855 shares)A	$ 12.55

Spartan California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,506,436 ÷ 120,031 shares)	$ 12.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,057 ÷ 84.1 shares)	$ 12.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended February 28, 2005

Investment Income
Interest		$ 69,585

Expenses
Management fee	$ 5,563
Transfer agent fees	1,039
Distribution fees	171
Accounting fees and expenses	300
Non-interested trustees' compensation	8
Custodian fees and expenses	24
Registration fees	73
Audit	50
Legal	9
Miscellaneous	47
Total expenses before reductions	7,284
Expense reductions	(105)	7,179
Net investment income		62,406
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	7,143
Futures contracts	(462)
Total net realized gain (loss)		6,681
Change in net unrealized appreciation (depreciation) on: Investment securities	(28,069)
Futures contracts	(55)
Total change in net unrealized appreciation (depreciation)		(28,124)
Net gain (loss)		(21,443)
Net increase (decrease) in net assets resulting from operations		$ 40,963

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2005	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 62,406	$ 68,832
Net realized gain (loss)	6,681	25,647
Change in net unrealized appreciation (depreciation)	(28,124)	1,842
Net increase (decrease) in net assets resulting from operations	40,963	96,321
Distributions to shareholders from net investment income	(61,948)	(68,263)
Distributions to shareholders from net realized gain	(16,367)	(21,672)
Total distributions	(78,315)	(89,935)
Share transactions - net increase (decrease)	(6,521)	(129,361)
Redemption fees	29	38
Total increase (decrease) in net assets	(43,844)	(122,937)

Net Assets
Beginning of period	1,577,220	1,700,157
End of period (including undistributed net investment income of $1,615 and undistributed net investment income of $1,344, respectively)	$ 1,533,376	$ 1,577,220

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended February 28,	2005	2004H	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84	$ 12.76	$ 12.60
Income from Investment Operations
Net investment incomeE	.505	.521	.303
Net realized and unrealized gain (loss)	(.149)	.248	.212
Total from investment operations	.356	.769	.515
Distributions from net investment income	(.501)	(.517)	(.297)
Distributions from net realized gain	(.135)	(.172)	(.058)
Total distributions	(.636)	(.689)	(.355)
Redemption fees added to paid in capitalE,I	-	-	-
Net asset value, end of period	$ 12.56	$ 12.84	$ 12.76
Total ReturnB,C,D	2.92%	6.25%	4.13%
Ratios to Average Net AssetsG
Expenses before expense reductions	.66%	.65%	.66%A
Expenses net of voluntary waivers, if any	.66%	.65%	.66%A
Expenses net of all reductions	.65%	.65%	.65%A
Net investment income	4.04%	4.12%	4.18%A
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 6	$ 3
Portfolio turnover rate	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended February 28,	2005	2004H	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.86	$ 12.79	$ 12.60
Income from Investment Operations
Net investment incomeE	.492	.508	.296
Net realized and unrealized gain (loss)	(.150)	.237	.241
Total from investment operations	.342	.745	.537
Distributions from net investment income	(.487)	(.503)	(.289)
Distributions from net realized gain	(.135)	(.172)	(.058)
Total distributions	(.622)	(.675)	(.347)
Redemption fees added to paid in capitalE,I	-	-	-
Net asset value, end of period	$ 12.58	$ 12.86	$ 12.79
Total ReturnB,C,D	2.80%	6.04%	4.31%
Ratios to Average Net AssetsG
Expenses before expense reductions	.77%	.76%	.77%A
Expenses net of voluntary waivers, if any	.77%	.76%	.77%A
Expenses net of all reductions	.76%	.76%	.76%A
Net investment income	3.93%	4.01%	4.07%A
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 4	$ 1
Portfolio turnover rate	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended February 28,	2005	2004H	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84	$ 12.76	$ 12.60
Income from Investment Operations
Net investment incomeE	.409	.426	.247
Net realized and unrealized gain (loss)	(.159)	.248	.210
Total from investment operations	.250	.674	.457
Distributions from net investment income	(.405)	(.422)	(.239)
Distributions from net realized gain	(.135)	(.172)	(.058)
Total distributions	(.540)	(.594)	(.297)
Redemption fees added to paid in capitalE,I	-	-	-
Net asset value, end of period	$ 12.55	$ 12.84	$ 12.76
Total ReturnB,C,D	2.06%	5.46%	3.66%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.42%	1.41%	1.42%A
Expenses net of voluntary waivers, if any	1.42%	1.41%	1.42%A
Expenses net of all reductions	1.41%	1.40%	1.42%A
Net investment income	3.28%	3.37%	3.42%A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 5	$ 4
Portfolio turnover rate	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended February 28,	2005	2004H	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 12.75	$ 12.60
Income from Investment Operations
Net investment incomeE	.397	.411	.239
Net realized and unrealized gain (loss)	(.149)	.248	.200
Total from investment operations	.248	.659	.439
Distributions from net investment income	(.393)	(.407)	(.231)
Distributions from net realized gain	(.135)	(.172)	(.058)
Total distributions	(.528)	(.579)	(.289)
Redemption fees added to paid in capitalE,I	-	-	-
Net asset value, end of period	$ 12.55	$ 12.83	$ 12.75
Total ReturnB,C,D	2.04%	5.34%	3.52%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.52%	1.52%	1.54%A
Expenses net of voluntary waivers, if any	1.52%	1.52%	1.54%A
Expenses net of all reductions	1.51%	1.51%	1.53%A
Net investment income	3.18%	3.25%	3.30%A
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 12	$ 7
Portfolio turnover rate	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Spartan California Municipal Income

Years ended February 28,	2005	2004D	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 12.75	$ 12.55	$ 12.35	$ 11.52
Income from Investment Operations
Net investment incomeB	.527	.544	.546	.555E	.568
Net realized and unrealized gain (loss)	(.149)	.247	.265	.211E	.832
Total from investment operations	.378	.791	.811	.766	1.400
Distributions from net investment income	(.523)	(.539)	(.541)	(.552)	(.570)
Distributions from net realized gain	(.135)	(.172)	(.070)	(.015)	-
Total distributions	(.658)	(.711)	(.611)	(.567)	(.570)
Redemption fees added to paid in capital	-B,F	-B,F	-B,F	.001B	-
Net asset value, end of period	$ 12.55	$ 12.83	$ 12.75	$ 12.55	$ 12.35
Total ReturnA	3.11%	6.44%	6.64%	6.36%	12.42%
Ratios to Average Net AssetsC
Expenses before expense reductions	.48%	.48%	.49%	.48%	.49%
Expenses net of voluntary waivers, if any	.48%	.48%	.48%	.48%	.49%
Expenses net of all reductions	.47%	.48%	.47%	.43%	.42%
Net investment income	4.22%	4.29%	4.34%	4.47%E	4.75%
Supplemental Data
Net assets, end of period (in millions)	$ 1,506	$ 1,550	$ 1,683	$ 1,654	$ 1,512
Portfolio turnover rate	15%	18%	18%	13%	16%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Effective March 31, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2005	2004G	2003E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.85	$ 12.76	$ 12.60
Income from Investment Operations
Net investment incomeD	.529	.546	.316
Net realized and unrealized gain (loss)	(.151)	.254	.211
Total from investment operations	.378	.800	.527
Distributions from net investment income	(.523)	(.538)	(.309)
Distributions from net realized gain	(.135)	(.172)	(.058)
Total distributions	(.658)	(.710)	(.367)
Redemption fees added to paid in capitalD,H	-	-	-
Net asset value, end of period	$ 12.57	$ 12.85	$ 12.76
Total ReturnB,C	3.10%	6.51%	4.23%
Ratios to Average Net AssetsF
Expenses before expense reductions	.47%	.49%	.50%A
Expenses net of voluntary waivers, if any	.47%	.49%	.50%A
Expenses net of all reductions	.47%	.49%	.49%A
Net investment income	4.23%	4.28%	4.34%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,057	$ 264	$ 1,499
Portfolio turnover rate	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2005

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan California Municipal Income Fund (the fund) is a fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Spartan California Municipal Income Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and losses deferred due to wash sales and futures transactions.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 88,790
Unrealized depreciation	(1,289)
Net unrealized appreciation (depreciation)	87,501
Undistributed ordinary income	734

Cost for federal income tax purposes	$ 1,415,359

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	February 28, 2005	February 29, 2004
Tax-exempt Income	$ 61,948	$ 68,263
Ordinary Income	1,596	-
Long-term Capital Gains	14,771	21,672
Total	$ 78,315	$ 89,935

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $226,240 and $267,773, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 9	$ -
Class T	0%	.25%	8	-
Class B	.65%	.25%	45	33
Class C	.75%	.25%	109	38
			$ 171	$ 71

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	1
Class B*	9
Class C*	4
$ 25

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Spartan California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Spartan California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 6.10
Class T	3.11
Class B	6.11
Class C	12.11
Spartan California Municipal Income	1,012.07
Institutional Class	-	.07
	$ 1,039

Citibank also has a sub-arrangement with FSC to maintain the fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $23 and $82, respectively.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 28,	Year ended February 29,
	2005	2004
From net investment income
Class A	$ 245	$ 170
Class T	122	100
Class B	163	172
Class C	344	321
Spartan California Municipal Income	61,059	67,468
Institutional Class	15	32
Total	$ 61,948	$ 68,263
From net realized gain
Class A	$ 67	$ 59
Class T	37	35
Class B	54	70
Class C	126	137
Spartan California Municipal Income	16,080	21,362
Institutional Class	3	9
Total	$ 16,367	$ 21,672

Annual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended February 28,	Year ended February 29,	Year ended February 28,	Year ended February 29,
	2005	2004	2005	2004
Class A
Shares sold	287	328	$ 3,591	$ 4,124
Reinvestment of distributions	14	9	181	110
Shares redeemed	(187)	(123)	(2,320)	(1,547)
Net increase (decrease)	114	214	$ 1,452	$ 2,687
Class T
Shares sold	75	225	$ 935	$ 2,852
Reinvestment of distributions	11	6	138	82
Shares redeemed	(136)	(12)	(1,699)	(155)
Net increase (decrease)	(50)	219	$ (626)	$ 2,779
Class B
Shares sold	51	170	$ 637	$ 2,143
Reinvestment of distributions	7	9	93	119
Shares redeemed	(76)	(122)	(941)	(1,534)
Net increase (decrease)	(18)	57	$ (211)	$ 728
Class C
Shares sold	152	540	$ 1,901	$ 6,865
Reinvestment of distributions	26	25	322	321
Shares redeemed	(293)	(181)	(3,634)	(2,289)
Net increase (decrease)	(115)	384	$ (1,411)	$ 4,897
Spartan California Municipal Income
Shares sold	17,210	17,209	$ 215,284	$ 218,471
Reinvestment of distributions	4,369	5,023	54,476	63,470
Shares redeemed	(22,310)	(33,393)	(276,287)	(421,182)
Net increase (decrease)	(731)	(11,161)	$ (6,527)	$ (139,241)
Institutional Class
Shares sold	64	7	$ 824	$ 90
Reinvestment of distributions	1	1	6	16
Shares redeemed	(2)	(105)	(28)	(1,317)
Net increase (decrease)	63	(97)	$ 802	$ (1,211)

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust and the Shareholders of Spartan California Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan California Municipal Income Fund (a fund of Fidelity California Municipal Trust) at February 28, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan California Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 12, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 268 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of the fund (2001-present). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001-present). She is President and a Director of FMR (2001-present), Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002-present) and Chief Financial Officer (2002-present) of FMR Corp. Previously, Ms. Cronin served as Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), and INET Technologies Inc. (telecommunications network surveillance, 2001-2004).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000-present), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2000-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity California Municipal Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 1997

Vice President of the fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (44)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Douglas T. McGinley (39)

Year of Election or Appointment: 2004

Vice President of the fund. Mr. McGinley also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. McGinley worked as a credit analyst and portfolio manager.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of the fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of the fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (43)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 1986 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (51)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of the fund. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Distributions

During fiscal year ended 2005, 100% of the fund's income dividends was free from federal income tax, and 9.64% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended February 28, 2005, $6,005,000 or, if different, the net capital gain of such year, and for dividends with respect to the taxable year ended February 29, 2004, $8,783,000 or, if different, the excess of (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 24, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	695,561,729.64	73.163
Against	154,513,995.39	16.252
Abstain	54,716,231.12	5.756
Broker Non-Votes	45,910,963.13	4.829
TOTAL	950,702,919.28	100.00
PROPOSAL 2
To elect the fourteen nominees specified below as Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	900,623,028.19	94.732
Withheld	50,079,891.09	5.268
TOTAL	950,702,919.28	100.00
Ralph F. Cox
Affirmative	901,024,142.15	94.775
Withheld	49,678,777.13	5.225
TOTAL	950,702,919.28	100.00
Laura B. Cronin
Affirmative	900,890,331.02	94.760
Withheld	49,812,588.26	5.240
TOTAL	950,702,919.28	100.00
Robert M. Gates
Affirmative	901,526,771.30	94.827
Withheld	49,176,147.98	5.173
TOTAL	950,702,919.28	100.00
George H. Heilmeier
Affirmative	902,172,581.49	94.895
Withheld	48,530,337.79	5.105
TOTAL	950,702,919.28	100.00
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	899,971,424.34	94.664
Withheld	50,731,494.94	5.336
TOTAL	950,702,919.28	100.00
Edward C. Johnson 3d
Affirmative	900,243,395.25	94.692
Withheld	50,459,524.03	5.308
TOTAL	950,702,919.28	100.00
Donald J. Kirk
Affirmative	901,513,178.96	94.826
Withheld	49,189,740.32	5.174
TOTAL	950,702,919.28	100.00
Marie L. Knowles
Affirmative	901,869,444.64	94.863
Withheld	48,833,474.64	5.137
TOTAL	950,702,919.28	100.00
Ned C. Lautenbach
Affirmative	900,619,240.10	94.732
Withheld	50,083,679.18	5.268
TOTAL	950,702,919.28	100.00
Marvin L. Mann
Affirmative	900,042,926.10	94.671
Withheld	50,659,993.18	5.329
TOTAL	950,702,919.28	100.00
William O. McCoy
Affirmative	901,898,283.07	94.866
Withheld	48,804,636.21	5.134
TOTAL	950,702,919.28	100.00
Robert L. Reynolds
Affirmative	901,857,869.42	94.862
Withheld	48,845,049.86	5.138
TOTAL	950,702,919.28	100.00
William S. Stavropoulos
Affirmative	901,004,663.64	94.772
Withheld	49,698,255.64	5.228
TOTAL	950,702,919.28	100.00
* Denotes trust-wide proposals and voting results.

Annual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY
and

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCMI-UANN-0405
1.790906.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

California
Municipal Income
Fund

Annual Report

February 28, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the Spartan California Municipal Income Fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2005	Past 1 year	Past 5 years	Past 10 years
Spartan CA Municipal Income	3.11%	6.95%	6.52%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® California Municipal Income Fund on February 28, 1995. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Doug McGinley, Portfolio Manager of Spartan® California Municipal Income Fund

After outperforming taxable bonds in both 2003 and 2004, tax-exempt municipal bonds jumped out to a quick lead through the first two months of 2005 as well. For the 12 months ending February 28, 2005, the Lehman Brothers® Municipal Bond Index - a performance measure of more than 34,000 investment-grade, fixed-rate, tax-exempt bonds - rose 2.96%. In comparison, the Lehman Brothers Aggregate Bond Index - a proxy of the overall investment-grade taxable debt market - had a return of 2.43%. While short-term municipal bond yields rose along with the six quarter-point interest rates hikes made by the Federal Reserve Board during the period, longer-term munis rallied as their yields declined. Supply and demand conditions were modestly favorable for muni prices. Although the 12-month supply of municipal bonds was one of the highest on record, it was offset by reasonably strong demand throughout much of the year. Credit fundamentals also improved, particularly at the state level, where higher tax revenues helped boost the muni market overall.

For the 12 months ending February 28, 2005, Spartan California Municipal Income returned 3.11%. During the same period, the LipperSM California Municipal Debt Funds Average returned 2.90% and the Lehman Brothers California Enhanced Municipal Bond Index gained 3.99%. California munis outperformed the national muni market, benefiting from strong investor demand for bonds free from both state and federal taxes and the perception that the state's creditworthiness was improving. One factor aiding the fund's performance was its overweighting in lower-quality investment-grade muni bonds relative to the Lehman Brothers index. These bonds performed well in response to investors' growing appetite for risk and higher levels of interest income. Another factor I suspect helped was my security selection, as the fund was positioned in some of the better-performing bonds across a number of sectors and also avoided credit blowups. Detracting from performance was my decision to somewhat limit the fund's exposure to uninsured general obligation bonds issued by the state. Given how well they performed, the fund's return probably would have been better if our stake in those bonds had been larger. Another detractor was my decision to keep a relatively low weighting in tobacco bonds, which had a good run thanks to the perceived lessening of litigation risk in the industry and strong demand for these higher-yielding bonds.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2004 to February 28, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2004	Ending Account Value February 28, 2005	Expenses Paid During Period* September 1, 2004 to February 28, 2005
Class A
Actual	$ 1,000.00	$ 1,026.20	$ 3.27
HypotheticalA	$ 1,000.00	$ 1,021.57	$ 3.26
Class T
Actual	$ 1,000.00	$ 1,025.50	$ 3.87
HypotheticalA	$ 1,000.00	$ 1,020.98	$ 3.86
Class B
Actual	$ 1,000.00	$ 1,022.30	$ 7.17
HypotheticalA	$ 1,000.00	$ 1,017.70	$ 7.15
	Beginning Account Value September 1, 2004	Ending Account Value February 28, 2005	Expenses Paid During Period* September 1, 2004 to February 28, 2005
Class C
Actual	$ 1,000.00	$ 1,021.80	$ 7.67
HypotheticalA	$ 1,000.00	$ 1,017.21	$ 7.65
Spartan California Municipal Income
Actual	$ 1,000.00	$ 1,027.10	$ 2.41
HypotheticalA	$ 1,000.00	$ 1,022.41	$ 2.41
Institutional Class
Actual	$ 1,000.00	$ 1,027.10	$ 2.36
HypotheticalA	$ 1,000.00	$ 1,022.46	$ 2.36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.65%
Class T	.77%
Class B	1.43%
Class C	1.53%
Spartan California Municipal Income	.48%
Institutional Class	.47%

Annual Report

Investment Changes

Top Five Sectors as of February 28, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.6	32.7
Transportation	12.0	13.8
Electric Utilities	9.8	9.5
Escrowed/Pre-Refunded	9.3	7.0
Health Care	9.0	9.2
Average Years to Maturity as of February 28, 2005
		6 months ago
Years	13.8	14.5
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of February 28, 2005
6 months ago
Years	6.6	7.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 28, 2005	As of August 31, 2004
AAA 54.8%	AAA 54.0%
AA,A 28.2%	AA,A 29.0%
BBB 12.6%	BBB 14.2%
BB and Below 0.1%	BB and Below 0.2%
Not Rated 2.3%	Not Rated 1.9%
Short-Term Investments and Net Other Assets 2.0%	Short-Term Investments and Net Other Assets 0.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Annual Report

Investments February 28, 2005

Showing Percentage of Net Assets

Municipal Bonds - 98.0%
	Principal Amount (000s)	Value (Note 1) (000s)
California - 96.7%
ABC Unified School District:
Series C, 0% 8/1/33 (FGIC Insured)	$ 5,365	$ 1,227
0% 8/1/32 (FGIC Insured)	2,115	511
Alameda Corridor Trans. Auth. Rev.:
Series 1999 A, 0% 10/1/34 (MBIA Insured)	15,000	3,230
Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	8,253
Alameda County Ctfs. of Prtn. 0% 6/15/17 (MBIA Insured)	2,300	1,325
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impts. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,210
Series 1997 C, 0% 9/1/30 (FSA Insured)	7,350	1,947
Series C:
0% 9/1/22 (FSA Insured)	5,150	2,208
0% 9/1/36 (FSA Insured)	9,545	1,832
Anaheim Union High School District Series A, 5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (e)	1,000	1,140
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,375
Benicia Unified School District Series B, 0% 8/1/24 (MBIA Insured)	7,005	2,706
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,238
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15 (MBIA Insured)	1,725	1,940
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,801
0% 8/1/12 (AMBAC Insured)	2,800	2,126
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. (Wtr. Sys. Proj.) Series J1, 7% 12/1/12	730	901
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.5% 5/1/07	2,080	2,197
5.5% 5/1/16 (AMBAC Insured)	2,125	2,380
5.75% 5/1/17	3,375	3,794
Series A:
5.25% 5/1/11 (FSA Insured)	3,075	3,412
5.375% 5/1/18 (AMBAC Insured)	2,385	2,656
5.5% 5/1/08	5,815	6,256
5.5% 5/1/14 (AMBAC Insured)	7,905	8,896
5.5% 5/1/15 (AMBAC Insured)	9,000	10,134
5.875% 5/1/16	4,535	5,176
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series A:
6% 5/1/14	$ 7,500	$ 8,664
6% 5/1/14 (MBIA Insured)	2,000	2,320
6% 5/1/15	1,000	1,152
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/12	6,000	6,661
Series A, 5.25% 7/1/13 (MBIA Insured)	9,000	10,087
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA Insured) (d)	2,475	2,605
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	2,000	2,125
(Loyola Marymount Univ. Proj.):
0% 10/1/16 (MBIA Insured)	2,280	1,376
0% 10/1/29 (MBIA Insured)	7,115	2,010
(Pepperdine Univ. Proj.) 5.75% 9/15/30	13,735	14,928
(Pooled College & Univ. Proj.) Series A, 6.125% 6/1/30	3,435	3,805
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,137
5.25% 9/1/26	7,910	8,699
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,052
5.125% 2/1/30	6,000	6,188
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,929
Series O, 5.125% 1/1/31	5,000	5,174
(Univ. of Southern California Proj.):
Series A, 5.7% 10/1/15	5,675	6,280
Series C, 5.125% 10/1/28	7,725	7,988
California Franchise Tax Board Ctfs. of Prtn. 5.5% 10/1/06	1,825	1,898
California Gen. Oblig.:
Series 1991, 6.6% 2/1/10 (FGIC Insured)	3,900	4,517
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,364
Series 2000, 5.5% 5/1/13 (MBIA Insured)	1,900	2,122
4.75% 9/1/10	1,300	1,391
5% 11/1/07	19,000	20,089
5% 2/1/09	4,070	4,364
5% 2/1/10	3,000	3,244
5% 12/1/11 (MBIA Insured)	5,000	5,526
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
5% 11/1/12	$ 4,095	$ 4,434
5% 10/1/18	3,000	3,144
5% 12/1/18	9,245	9,734
5.25% 10/1/09	2,150	2,343
5.25% 2/1/11	5,635	6,195
5.25% 3/1/11	1,405	1,546
5.25% 3/1/12	3,000	3,325
5.25% 10/1/14	300	308
5.25% 2/1/15	2,310	2,551
5.25% 2/1/15 (MBIA Insured)	5,000	5,552
5.25% 2/1/16	7,500	8,259
5.25% 2/1/16 (MBIA Insured)	4,050	4,462
5.25% 10/1/17	1,500	1,537
5.25% 4/1/34	2,000	2,106
5.375% 4/1/15 (MBIA Insured)	1,500	1,674
5.375% 10/1/28	4,250	4,539
5.5% 6/1/10	1,600	1,776
5.5% 3/1/11 (FGIC Insured)	3,000	3,374
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,000	3,365
5.5% 3/1/12 (MBIA Insured)	5,000	5,588
5.5% 4/1/28	3,000	3,294
5.5% 6/1/28	5,000	5,388
5.5% 4/1/30	3,000	3,266
5.5% 11/1/33	3,000	3,260
5.625% 5/1/26	4,000	4,382
5.75% 10/1/10	7,325	8,232
5.75% 12/1/10	2,500	2,818
5.75% 5/1/30	3,080	3,398
6% 2/1/08	1,000	1,087
6% 4/1/18	1,000	1,187
6.5% 2/1/07	3,000	3,210
6.5% 2/1/08	5,750	6,320
6.6% 2/1/09	14,355	16,175
6.6% 2/1/11 (MBIA Insured)	2,150	2,528
6.75% 8/1/10	5,675	6,622
6.75% 8/1/12	1,100	1,316
7% 8/1/09	5,105	5,913
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series A:
5% 7/1/06	1,330	1,363
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Catholic Healthcare West Proj.):
Series A:
5% 7/1/06 (Escrowed to Maturity) (d)(e)	$ 1,805	$ 1,867
Series I, 4.95%, tender 7/1/14 (c)	5,000	5,204
(Cedars-Sinai Med. Ctr. Proj.) Series A:
6.125% 12/1/30	8,340	9,145
6.25% 12/1/34	15,905	17,474
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,384
California Hsg. Fin. Agcy. Home Mtg. Rev.:
(Home Mtg. Prog.) Series 1983 B, 0% 8/1/15 (MBIA Insured)	160	67
Series 1983 A, 0% 2/1/15 (MBIA Insured)	8,187	3,696
Series I, 4.95% 8/1/28 (MBIA Insured) (d)	135	135
Series J, 4.85% 8/1/27 (MBIA Insured) (d)	1,900	1,926
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,151
5.25% 2/1/32 (AMBAC Insured)	6,295	6,688
5.25% 6/1/30 (Pre-Refunded to 6/1/07 @ 101) (e)	1,700	1,822
5.5% 6/1/20 (Pre-Refunded to 6/1/10 @ 101) (e)	1,780	2,012
5.5% 6/1/21 (Pre-Refunded to 6/1/10 @ 101) (e)	4,780	5,404
5.5% 6/1/22 (Pre-Refunded to 6/1/10 @ 101) (e)	5,040	5,698
5.5% 6/1/23 (Pre-Refunded to 6/1/10 @ 101) (e)	5,320	6,015
5.5% 6/1/24 (Pre-Refunded to 6/1/10 @ 101) (e)	5,610	6,342
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Gen. Motors Corp. Proj.) 5.5% 4/1/08	1,500	1,505
(Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender 6/1/07 (FGIC Insured) (c)(d)	6,000	6,032
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,707
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series B, 4.45%, tender 7/1/05 (c)(d)	8,000	8,028
California Pub. Works Board Lease Rev.:
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,763
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,425	1,518
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,472
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/17	9,980	11,070
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections, Madera State Prison Proj.) Series E:
5.5% 6/1/15	$ 8,250	$ 9,116
5.5% 6/1/19	3,000	3,059
6% 6/1/07	1,590	1,698
(Dept. of Corrections, Monterey County State Prison Proj.):
Series C:
5.5% 6/1/15	3,000	3,343
5.5% 6/1/17 (MBIA Insured)	4,775	5,378
Series D:
5.375% 11/1/12	1,250	1,329
5.375% 11/1/13	5,055	5,371
5.375% 11/1/14	5,000	5,308
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	4,000	4,474
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	2,000	2,240
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,408
(Substance Abuse Treatment Facilities Corcoran II Proj.) Series A, 5.5% 1/1/14 (AMBAC Insured)	3,000	3,133
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,732
(Various California State Univ. Projs.):
Series A, 6.1% 10/1/06	1,210	1,238
Series B:
5.5% 6/1/19	1,650	1,687
6.4% 12/1/09	3,700	4,238
Series C, 5.125% 9/1/22 (AMBAC Insured)	10,000	10,534
California State Univ. Rev. & Colleges:
(Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,442
5.5% 11/1/16 (AMBAC Insured)	1,500	1,698
Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	3,000	3,350
California Statewide Cmnty. Dev. Auth. Rev. (Triad Health Care Hosp. Proj.) 6.25% 8/1/06 (Escrowed to Maturity) (e)	2,650	2,741
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.) 6% 7/1/09	2,960	3,133
(Saint Joseph Health Sys. Proj.):
5.25% 7/1/08	2,710	2,897
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn.: - continued
(Saint Joseph Health Sys. Proj.):
5.5% 7/1/07	$ 1,425	$ 1,515
California Statewide Cmntys. Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Penninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,943
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 3.85%, tender 8/1/06 (c)	21,000	21,306
Series 2004 G, 2.3%, tender 5/1/07 (c)	3,000	2,954
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,697
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	5,000	5,230
Carlsbad Unified School Distict 0% 11/1/15 (FGIC Insured)	1,700	1,078
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,818
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	1,330	1,348
Chaffey Unified High School District Series 2000 B, 5.5% 8/1/18 (Pre-Refunded to 8/1/10 @ 101) (e)	3,000	3,402
Commerce Refuse To Energy Auth. Rev.:
5.25% 7/1/08 (MBIA Insured) (b)	1,000	1,058
5.5% 7/1/11 (MBIA Insured) (b)	2,170	2,388
Compton Unified School District Series 2002 B, 5.5% 6/1/25 (MBIA Insured)	2,800	3,119
Contra Costa County Ctfs. of Prtn. (Merrithew Mem. Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,066
Corona-Norco Unified School District Series D, 0% 9/1/27 (FSA Insured)	3,000	962
CSCUI Fing. Auth. Rev. (Rental Hsg. and Town Ctr. Proj.) Series 2004 A, 2.5%, tender 8/1/07, LOC Citibank NA, New York (c)	5,500	5,472
Ctr. Unified School District Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,000	974
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	890	910
5% 4/1/11	2,780	2,886
5% 4/1/12	4,210	4,380
5% 4/1/13	1,830	1,892
5.25% 4/1/09	1,600	1,675
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	$ 4,000	$ 5,188
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	632
0% 10/1/25 (AMBAC Insured)	1,665	594
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	838
0% 8/1/21 (MBIA Insured)	1,000	460
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,142
Eureka Unified School District Ctfs. of Prtn. Series A, 6.9% 9/1/27 (FSA Insured)	650	652
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	2,080	1,832
Fairfield-Suisun Unified School District 5.5% 8/1/28 (MBIA Insured)	3,000	3,315
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	638
Folsom Cordova Unified School District School Facilities Impt. District #2 (1998 Fing. Proj.) Series A, 0% 10/1/26 (MBIA Insured)	2,290	776
Foothill-De Anza Cmnty. College District:
Series B, 0% 8/1/35 (FGIC Insured)	15,000	3,093
0% 8/1/15 (MBIA Insured)	2,415	1,548
0% 8/1/20 (MBIA Insured)	6,425	3,140
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (e)	18,500	12,476
0% 1/1/18 (Escrowed to Maturity) (e)	1,000	569
5% 1/1/35 (MBIA Insured)	24,070	24,550
0% 1/15/27 (a)	4,000	3,316
0% 1/15/27 (MBIA Insured) (a)	4,500	3,922
0% 1/15/29 (a)	4,000	3,302
5% 1/15/16 (MBIA Insured)	5,860	6,240
5.5% 1/15/08 (MBIA Insured)	8,945	9,636
5.75% 1/15/40	8,155	8,285
Fremont Unifed School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	872
Fullerton Univ. Foundation Auxillary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,399
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Fullerton Univ. Foundation Auxillary Organization Rev. Series A: - continued
5.75% 7/1/30 (MBIA Insured)	$ 1,000	$ 1,106
Glendale Elec. Rev. 6% 2/1/30 (MBIA Insured)	12,245	13,718
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	13,400	13,498
6.75% 6/1/39	8,000	8,375
Series 2003 B:
5% 6/1/43 (FSA Insured)	5,000	5,098
5.75% 6/1/21	2,125	2,289
5.75% 6/1/22	4,400	4,712
5.75% 6/1/23	40	43
Series B:
5% 6/1/09	3,000	3,167
5% 6/1/11	3,610	3,854
5.5% 6/1/18	2,355	2,488
5.5% 6/1/43	5,000	5,310
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (MBIA Insured)	2,750	1,488
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	682
Long Beach Hbr. Rev.:
Series A:
5% 5/15/14 (FGIC Insured) (d)	2,000	2,132
5% 5/15/15 (FGIC Insured) (d)	1,000	1,066
6% 5/15/09 (FGIC Insured) (d)	3,450	3,801
6% 5/15/10 (FGIC Insured) (d)	1,000	1,118
6% 5/15/12 (FGIC Insured) (d)	3,500	3,964
5.5% 5/15/11 (MBIA Insured) (d)	700	718
5.5% 5/15/15 (MBIA Insured) (d)	3,710	3,805
Los Angeles Cmnty. College District Series 2001 A, 5.75% 6/1/26 (MBIA Insured)	10,000	11,276
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.):
0% 9/1/11 (Escrowed to Maturity) (e)	6,400	5,089
0% 9/1/13 (Escrowed to Maturity) (e)	3,380	2,449
(Disney Parking Proj.):
0% 3/1/10	2,000	1,674
0% 3/1/11	1,950	1,556
0% 3/1/12	2,180	1,656
0% 3/1/13	6,490	4,688
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles County Ctfs. of Prtn.: - continued
0% 9/1/14 (AMBAC Insured)	$ 3,860	$ 2,606
0% 3/1/18	3,000	1,624
0% 3/1/19	3,175	1,626
0% 3/1/20	1,000	480
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. (Proposition C Proj.) Second Tier Sr. Series A, 5.25% 7/1/25 (FGIC Insured)	3,500	3,726
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,174
5.375% 9/1/17 (FSA Insured)	1,095	1,233
5.375% 9/1/18 (FSA Insured)	1,155	1,290
5.375% 9/1/19 (FSA Insured)	1,210	1,346
Los Angeles Dept. Arpts. Rev. (Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (d)	290	295
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,159
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,412
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	152
4.75% 10/15/20 (Pre-Refunded to 10/15/17 @ 100) (e)	1,650	1,650
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	15,000	15,460
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,109
5.5% 10/15/11 (MBIA Insured)	3,670	4,050
Los Angeles Gen. Oblig. Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	4,062
Los Angeles Hbr. Dept. Rev.:
Series B:
5.25% 11/1/07 (d)	4,290	4,500
5.5% 8/1/08 (d)	1,505	1,576
7.6% 10/1/18 (Escrowed to Maturity) (e)	14,235	18,113
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,266
Series A:
5.25% 7/1/19 (MBIA Insured)	3,160	3,494
5.375% 7/1/17 (MBIA Insured)	8,095	9,127
5.375% 7/1/18 (MBIA Insured)	2,845	3,197
Series C, 5.25% 7/1/24 (MBIA Insured)	1,265	1,348
Series E, 5.125% 1/1/27 (MBIA Insured)	1,250	1,323
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	$ 2,370	$ 2,880
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	846
Merced Union High School District Series A, 0% 8/1/22 (FGIC Insured)	1,100	478
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	2,000	912
0% 8/1/25 (FGIC Insured)	2,800	1,008
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,757
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,759
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,010
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10 (Escrowed to Maturity) (e)	2,270	1,872
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	580
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	544
Monterey County Ctfs. of Prtn. Series 2001, 5.25% 8/1/16 (MBIA Insured)	2,445	2,693
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,080
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,597
12% 8/1/17 (FSA Insured)	1,000	1,775
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.) Series A, 5.6% 7/1/06	2,415	2,489
(Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,307
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	7,100	8,606
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,111
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,094
5.5% 9/1/17 (FGIC Insured)	3,000	3,395
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.):
0% 8/1/09 (MBIA Insured)	$ 3,260	$ 2,843
0% 8/1/10 (MBIA Insured)	3,255	2,727
Orange County Arpt. Rev. 5.5% 7/1/11 (MBIA Insured) (d)	4,000	4,336
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,997
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	4,001
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,511
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,230
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	7,091
Palos Verdes Peninsula Unified School District Series A, 5.625% 11/1/25 (Pre-Refunded to 11/1/10 @ 101) (e)	5,900	6,750
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	977
0% 8/1/21 (FGIC Insured)	1,000	460
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	3,700	3,730
Placer County Wtr. Agcy. Wtr. Rev. Ctfs. of Prtn. (Cap. Impt. Projs.) 5.5% 7/1/29 (AMBAC Insured)	3,000	3,303
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,035	4,456
Port of Oakland Gen. Oblig.:
Series L:
5% 11/1/32 (FGIC Insured) (d)	4,835	4,918
5.5% 11/1/20 (FGIC Insured) (d)	3,405	3,734
5% 11/1/15 (MBIA Insured) (d)	5,850	6,181
5% 11/1/17 (MBIA Insured) (d)	3,355	3,518
5% 11/1/18 (MBIA Insured) (d)	2,740	2,864
Port of Oakland Port Rev. Series G, 5.375% 11/1/08 (MBIA Insured) (d)	1,805	1,943
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,358
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	90	90
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	$ 15,500	$ 18,083
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,242
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series A:
4.8% 10/1/07	1,080	1,116
5% 10/1/08	1,135	1,183
5% 10/1/09	1,140	1,188
5.1% 10/1/10	1,245	1,299
5.25% 10/1/12	1,375	1,432
5.5% 10/1/22	4,500	4,670
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,207
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,312
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	529
0% 8/1/25 (FGIC Insured)	2,725	991
0% 8/1/26 (FGIC Insured)	1,365	466
0% 8/1/27 (FGIC Insured)	2,500	805
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	634
0% 8/1/27 (FGIC Insured)	1,940	625
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,316
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	2,035	1,290
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	700	723
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,658
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,200
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/22	18,700	19,635
6.5% 7/1/06	4,500	4,684
6.5% 7/1/07	2,000	2,125
6.5% 7/1/08	1,000	1,063
Salinas Union High School District Series A, 5.25% 10/1/17 (FGIC Insured)	1,410	1,576
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,500	11,134
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Bernardino County Ctfs. of Prtn.: - continued
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	$ 10,000	$ 11,095
San Diego County Ctfs. of Prtn.:
(Burnham Institute Proj.) 6.25% 9/1/29	6,800	7,182
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,604
5.25% 10/1/11	1,705	1,868
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,792
Series D, 5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101)	4,325	4,874
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	4,500	4,852
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll Proj.) 5.75% 2/1/07 (American Cap. Access Corp. Insured)	1,500	1,569
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,262
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,754
5.25% 1/1/19 (AMBAC Insured) (d)	4,750	4,994
Second Series 12A, 5.625% 5/1/08 (FGIC Insured) (d)	1,625	1,694
Second Series 15A, 5.5% 5/1/09 (FSA Insured) (d)	1,355	1,466
Second Series 16A:
5.375% 5/1/18 (FSA Insured) (d)	5,035	5,352
5.5% 5/1/08 (FSA Insured) (d)	2,945	3,153
Second Series 18A:
5.25% 5/1/11 (MBIA Insured) (d)	3,280	3,520
5.25% 5/1/14 (MBIA Insured) (d)	2,750	2,928
Second Series 23A:
5.5% 5/1/07 (FGIC Insured) (d)	1,045	1,099
5.5% 5/1/08 (FGIC Insured) (d)	2,755	2,950
Second Series 27A, 5.5% 5/1/08 (MBIA Insured) (d)	4,045	4,331
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,236
Series A:
0% 8/1/09 (FGIC Insured)	1,085	946
0% 8/1/10 (FGIC Insured)	1,085	909
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	$ 11,000	$ 3,823
Series A:
0% 1/15/10 (MBIA Insured)	2,240	1,910
0% 1/15/12 (MBIA Insured)	7,000	5,424
0% 1/15/15 (MBIA Insured)	5,000	3,264
0% 1/15/20 (MBIA Insured)	3,765	1,874
0% 1/15/31 (MBIA Insured)	5,000	1,295
0% 1/15/34 (MBIA Insured)	10,000	2,203
5.25% 1/15/30 (MBIA Insured)	12,145	12,860
5.5% 1/15/28	1,060	1,006
0% 1/1/12 (Escrowed to Maturity) (e)	10,000	7,768
San Jose Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,095
Series B, 5% 3/1/09 (FSA Insured) (d)	5,395	5,740
San Jose Unified School District, Santa Clara County Series A, 5.375% 8/1/20 (FSA Insured)	1,895	2,093
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	1,000	1,073
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,307
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	3,000	1,628
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	816
0% 9/1/25 (FGIC Insured)	1,490	539
0% 9/1/26 (FGIC Insured)	1,500	510
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,556
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	4,650	5,172
5.75% 8/1/30 (FGIC Insured)	7,490	8,286
Santa Clara County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/21	8,500	9,036
Santa Cruz City Elementary School District Series B, 5.75% 8/1/26 (FGIC Insured)	2,730	3,054
Santa Cruz City High School District Series B:
5.75% 8/1/26 (FGIC Insured)	2,380	2,663
6% 8/1/29 (FGIC Insured)	6,770	7,560
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,315
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Santa Monica Redev. Agcy. Tax Allocation Rev. (Earthquake Recovery Redev. Proj.) Series 1999, 5.75% 7/1/22 (AMBAC Insured)	$ 8,395	$ 9,309
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	1,000	342
0% 5/1/28 (MBIA Insured)	3,340	1,024
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,623
6.75% 7/1/11	6,500	7,689
7% 7/1/05	920	924
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A, 5.25% 5/1/14 (MBIA Insured)	1,000	1,051
Sulpher Springs Unified School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,082
Sulphur Springs Union School District Ctfs. of Prtn. (2002 School Facility Bridge Fdg. Prog.) 3.1%, tender 9/1/09 (FSA Insured) (c)	3,000	3,009
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	4,220	3,256
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series 2001 A, 5.25% 6/1/31	2,000	1,837
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,173
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,441
6% 6/1/22	1,100	1,234
Ukiah Unified School District:
0% 8/1/14 (FGIC Insured)	3,040	2,088
0% 8/1/19 (FGIC Insured)	2,270	1,189
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	543
0% 9/1/21 (FGIC Insured)	2,995	1,372
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	2,120	2,350
5.5% 5/15/24 (AMBAC Insured)	1,000	1,097
4.55% 12/1/09 (f)	22,065	22,821
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,185
Series B, 5.25% 5/15/16 (AMBAC Insured)	5,000	5,536
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	$ 1,990	$ 2,017
5.25% 1/1/13	8,500	8,612
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,628
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	1,325	1,492
5.375% 8/1/16 (FSA Insured)	1,000	1,124
Walnut Valley Unified School District Series D, 5.25% 8/1/16 (FGIC Insured)	1,000	1,121
Washington Unified School District Yolo County Series A, 0% 8/1/27 (FGIC Insured)	5,000	1,628
Whittier Union High School District Series B, 5.875% 8/1/30 (FSA Insured)	2,405	2,663
Yuba City Unified School District Series A, 0% 9/1/21 (FGIC Insured)	2,090	957
		1,483,229
Puerto Rico - 1.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (MBIA Insured)	1,510	1,703
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (e)	5,950	6,517
5.5% 10/1/40 (Escrowed to Maturity) (e)	1,100	1,202
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured) (b)	4,585	5,118
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured) (b)	2,700	3,134
		17,674
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	$ 550	$ 588
5.25% 10/1/15	1,255	1,369
		1,957
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $1,413,168)		1,502,860
NET OTHER ASSETS - 2.0%		30,516
NET ASSETS - 100%		$ 1,533,376
Legend
(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,821,000 or 1.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 22,065
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	32.6%
Transportation	12.0%
Electric Utilities	9.8%
Escrowed/Pre-Refunded	9.3%
Health Care	9.0%
Education	8.5%
Special Tax	6.0%
Others* (individually less than 5%)	12.8%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2005

Assets
Investment in securities, at value (cost $1,413,168) - See accompanying schedule		$ 1,502,860
Cash		27,769
Receivable for fund shares sold		1,491
Interest receivable		15,771
Prepaid expenses		6
Other receivables		43
Total assets		1,547,940

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 11,538
Payable for fund shares redeemed	826
Distributions payable	1,433
Accrued management fee	479
Distribution fees payable	14
Other affiliated payables	233
Other payables and accrued expenses	41
Total liabilities		14,564

Net Assets		$ 1,533,376
Net Assets consist of:
Paid in capital		$ 1,444,641
Undistributed net investment income		1,615
Accumulated undistributed net realized gain (loss) on investments		(2,572)
Net unrealized appreciation (depreciation) on investments		89,692
Net Assets		$ 1,533,376

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2005

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,152 ÷ 569.5 shares)	$ 12.56

Maximum offering price per share (100/95.25 of $12.56)	$ 13.19
Class T: Net Asset Value and redemption price per share ($3,116 ÷ 247.6 shares)	$ 12.58

Maximum offering price per share (100/96.50 of $12.58)	$ 13.04
Class B: Net Asset Value and offering price per share ($4,888.8 ÷ 389.4 shares)A	$ 12.55

Class C: Net Asset Value and offering price per share ($10,726.2 ÷ 855 shares)A	$ 12.55

Spartan California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,506,436 ÷ 120,031 shares)	$ 12.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,057 ÷ 84.1 shares)	$ 12.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended February 28, 2005

Investment Income
Interest		$ 69,585

Expenses
Management fee	$ 5,563
Transfer agent fees	1,039
Distribution fees	171
Accounting fees and expenses	300
Non-interested trustees' compensation	8
Custodian fees and expenses	24
Registration fees	73
Audit	50
Legal	9
Miscellaneous	47
Total expenses before reductions	7,284
Expense reductions	(105)	7,179
Net investment income		62,406
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	7,143
Futures contracts	(462)
Total net realized gain (loss)		6,681
Change in net unrealized appreciation (depreciation) on: Investment securities	(28,069)
Futures contracts	(55)
Total change in net unrealized appreciation (depreciation)		(28,124)
Net gain (loss)		(21,443)
Net increase (decrease) in net assets resulting from operations		$ 40,963

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2005	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 62,406	$ 68,832
Net realized gain (loss)	6,681	25,647
Change in net unrealized appreciation (depreciation)	(28,124)	1,842
Net increase (decrease) in net assets resulting from operations	40,963	96,321
Distributions to shareholders from net investment income	(61,948)	(68,263)
Distributions to shareholders from net realized gain	(16,367)	(21,672)
Total distributions	(78,315)	(89,935)
Share transactions - net increase (decrease)	(6,521)	(129,361)
Redemption fees	29	38
Total increase (decrease) in net assets	(43,844)	(122,937)

Net Assets
Beginning of period	1,577,220	1,700,157
End of period (including undistributed net investment income of $1,615 and undistributed net investment income of $1,344, respectively)	$ 1,533,376	$ 1,577,220

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended February 28,	2005	2004H	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84	$ 12.76	$ 12.60
Income from Investment Operations
Net investment incomeE	.505	.521	.303
Net realized and unrealized gain (loss)	(.149)	.248	.212
Total from investment operations	.356	.769	.515
Distributions from net investment income	(.501)	(.517)	(.297)
Distributions from net realized gain	(.135)	(.172)	(.058)
Total distributions	(.636)	(.689)	(.355)
Redemption fees added to paid in capitalE,I	-	-	-
Net asset value, end of period	$ 12.56	$ 12.84	$ 12.76
Total ReturnB,C,D	2.92%	6.25%	4.13%
Ratios to Average Net AssetsG
Expenses before expense reductions	.66%	.65%	.66%A
Expenses net of voluntary waivers, if any	.66%	.65%	.66%A
Expenses net of all reductions	.65%	.65%	.65%A
Net investment income	4.04%	4.12%	4.18%A
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 6	$ 3
Portfolio turnover rate	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended February 28,	2005	2004H	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.86	$ 12.79	$ 12.60
Income from Investment Operations
Net investment incomeE	.492	.508	.296
Net realized and unrealized gain (loss)	(.150)	.237	.241
Total from investment operations	.342	.745	.537
Distributions from net investment income	(.487)	(.503)	(.289)
Distributions from net realized gain	(.135)	(.172)	(.058)
Total distributions	(.622)	(.675)	(.347)
Redemption fees added to paid in capitalE,I	-	-	-
Net asset value, end of period	$ 12.58	$ 12.86	$ 12.79
Total ReturnB,C,D	2.80%	6.04%	4.31%
Ratios to Average Net AssetsG
Expenses before expense reductions	.77%	.76%	.77%A
Expenses net of voluntary waivers, if any	.77%	.76%	.77%A
Expenses net of all reductions	.76%	.76%	.76%A
Net investment income	3.93%	4.01%	4.07%A
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 4	$ 1
Portfolio turnover rate	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended February 28,	2005	2004H	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84	$ 12.76	$ 12.60
Income from Investment Operations
Net investment incomeE	.409	.426	.247
Net realized and unrealized gain (loss)	(.159)	.248	.210
Total from investment operations	.250	.674	.457
Distributions from net investment income	(.405)	(.422)	(.239)
Distributions from net realized gain	(.135)	(.172)	(.058)
Total distributions	(.540)	(.594)	(.297)
Redemption fees added to paid in capitalE,I	-	-	-
Net asset value, end of period	$ 12.55	$ 12.84	$ 12.76
Total ReturnB,C,D	2.06%	5.46%	3.66%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.42%	1.41%	1.42%A
Expenses net of voluntary waivers, if any	1.42%	1.41%	1.42%A
Expenses net of all reductions	1.41%	1.40%	1.42%A
Net investment income	3.28%	3.37%	3.42%A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 5	$ 4
Portfolio turnover rate	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended February 28,	2005	2004H	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 12.75	$ 12.60
Income from Investment Operations
Net investment incomeE	.397	.411	.239
Net realized and unrealized gain (loss)	(.149)	.248	.200
Total from investment operations	.248	.659	.439
Distributions from net investment income	(.393)	(.407)	(.231)
Distributions from net realized gain	(.135)	(.172)	(.058)
Total distributions	(.528)	(.579)	(.289)
Redemption fees added to paid in capitalE,I	-	-	-
Net asset value, end of period	$ 12.55	$ 12.83	$ 12.75
Total ReturnB,C,D	2.04%	5.34%	3.52%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.52%	1.52%	1.54%A
Expenses net of voluntary waivers, if any	1.52%	1.52%	1.54%A
Expenses net of all reductions	1.51%	1.51%	1.53%A
Net investment income	3.18%	3.25%	3.30%A
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 12	$ 7
Portfolio turnover rate	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Spartan California Municipal Income

Years ended February 28,	2005	2004D	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 12.75	$ 12.55	$ 12.35	$ 11.52
Income from Investment Operations
Net investment incomeB	.527	.544	.546	.555E	.568
Net realized and unrealized gain (loss)	(.149)	.247	.265	.211E	.832
Total from investment operations	.378	.791	.811	.766	1.400
Distributions from net investment income	(.523)	(.539)	(.541)	(.552)	(.570)
Distributions from net realized gain	(.135)	(.172)	(.070)	(.015)	-
Total distributions	(.658)	(.711)	(.611)	(.567)	(.570)
Redemption fees added to paid in capital	-B,F	-B,F	-B,F	.001B	-
Net asset value, end of period	$ 12.55	$ 12.83	$ 12.75	$ 12.55	$ 12.35
Total ReturnA	3.11%	6.44%	6.64%	6.36%	12.42%
Ratios to Average Net AssetsC
Expenses before expense reductions	.48%	.48%	.49%	.48%	.49%
Expenses net of voluntary waivers, if any	.48%	.48%	.48%	.48%	.49%
Expenses net of all reductions	.47%	.48%	.47%	.43%	.42%
Net investment income	4.22%	4.29%	4.34%	4.47%E	4.75%
Supplemental Data
Net assets, end of period (in millions)	$ 1,506	$ 1,550	$ 1,683	$ 1,654	$ 1,512
Portfolio turnover rate	15%	18%	18%	13%	16%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Effective March 31, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2005	2004G	2003E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.85	$ 12.76	$ 12.60
Income from Investment Operations
Net investment incomeD	.529	.546	.316
Net realized and unrealized gain (loss)	(.151)	.254	.211
Total from investment operations	.378	.800	.527
Distributions from net investment income	(.523)	(.538)	(.309)
Distributions from net realized gain	(.135)	(.172)	(.058)
Total distributions	(.658)	(.710)	(.367)
Redemption fees added to paid in capitalD,H	-	-	-
Net asset value, end of period	$ 12.57	$ 12.85	$ 12.76
Total ReturnB,C	3.10%	6.51%	4.23%
Ratios to Average Net AssetsF
Expenses before expense reductions	.47%	.49%	.50%A
Expenses net of voluntary waivers, if any	.47%	.49%	.50%A
Expenses net of all reductions	.47%	.49%	.49%A
Net investment income	4.23%	4.28%	4.34%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,057	$ 264	$ 1,499
Portfolio turnover rate	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2005

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan California Municipal Income Fund (the fund) is a fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Spartan California Municipal Income Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and losses deferred due to wash sales and futures transactions.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 88,790
Unrealized depreciation	(1,289)
Net unrealized appreciation (depreciation)	87,501
Undistributed ordinary income	734

Cost for federal income tax purposes	$ 1,415,359

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	February 28, 2005	February 29, 2004
Tax-exempt Income	$ 61,948	$ 68,263
Ordinary Income	1,596	-
Long-term Capital Gains	14,771	21,672
Total	$ 78,315	$ 89,935

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $226,240 and $267,773, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 9	$ -
Class T	0%	.25%	8	-
Class B	.65%	.25%	45	33
Class C	.75%	.25%	109	38
			$ 171	$ 71

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	1
Class B*	9
Class C*	4
$ 25

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Spartan California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Spartan California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 6.10
Class T	3.11
Class B	6.11
Class C	12.11
Spartan California Municipal Income	1,012.07
Institutional Class	-	.07
	$ 1,039

Citibank also has a sub-arrangement with FSC to maintain the fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $23 and $82, respectively.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 28,	Year ended February 29,
	2005	2004
From net investment income
Class A	$ 245	$ 170
Class T	122	100
Class B	163	172
Class C	344	321
Spartan California Municipal Income	61,059	67,468
Institutional Class	15	32
Total	$ 61,948	$ 68,263
From net realized gain
Class A	$ 67	$ 59
Class T	37	35
Class B	54	70
Class C	126	137
Spartan California Municipal Income	16,080	21,362
Institutional Class	3	9
Total	$ 16,367	$ 21,672

Annual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended February 28,	Year ended February 29,	Year ended February 28,	Year ended February 29,
	2005	2004	2005	2004
Class A
Shares sold	287	328	$ 3,591	$ 4,124
Reinvestment of distributions	14	9	181	110
Shares redeemed	(187)	(123)	(2,320)	(1,547)
Net increase (decrease)	114	214	$ 1,452	$ 2,687
Class T
Shares sold	75	225	$ 935	$ 2,852
Reinvestment of distributions	11	6	138	82
Shares redeemed	(136)	(12)	(1,699)	(155)
Net increase (decrease)	(50)	219	$ (626)	$ 2,779
Class B
Shares sold	51	170	$ 637	$ 2,143
Reinvestment of distributions	7	9	93	119
Shares redeemed	(76)	(122)	(941)	(1,534)
Net increase (decrease)	(18)	57	$ (211)	$ 728
Class C
Shares sold	152	540	$ 1,901	$ 6,865
Reinvestment of distributions	26	25	322	321
Shares redeemed	(293)	(181)	(3,634)	(2,289)
Net increase (decrease)	(115)	384	$ (1,411)	$ 4,897
Spartan California Municipal Income
Shares sold	17,210	17,209	$ 215,284	$ 218,471
Reinvestment of distributions	4,369	5,023	54,476	63,470
Shares redeemed	(22,310)	(33,393)	(276,287)	(421,182)
Net increase (decrease)	(731)	(11,161)	$ (6,527)	$ (139,241)
Institutional Class
Shares sold	64	7	$ 824	$ 90
Reinvestment of distributions	1	1	6	16
Shares redeemed	(2)	(105)	(28)	(1,317)
Net increase (decrease)	63	(97)	$ 802	$ (1,211)

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust and the Shareholders of Spartan California Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan California Municipal Income Fund (a fund of Fidelity California Municipal Trust) at February 28, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan California Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 12, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 244 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Spartan California Municipal Income (2001-present). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001-present). She is President and a Director of FMR (2001-present), Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002-present) and Chief Financial Officer (2002-present) of FMR Corp. Previously, Ms. Cronin served as Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), and INET Technologies Inc. (telecommunications network surveillance, 2001-2004).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000-present), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2000-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity California Municipal Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 1997

Vice President of Spartan California Municipal Income. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (44)

Year of Election or Appointment: 2002

Vice President of Spartan California Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Douglas T. McGinley (39)

Year of Election or Appointment: 2004

Vice President of Spartan California Municipal Income. Mr. McGinley also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. McGinley worked as a credit analyst and portfolio manager.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Spartan California Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of Spartan California Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Spartan California Municipal Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Spartan California Municipal Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Spartan California Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Spartan California Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (43)

Year of Election or Appointment: 2005

Deputy Treasurer of Spartan California Municipal Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Spartan California Municipal Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 1986 Assistant Treasurer of Spartan California Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Spartan California Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (49)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan California Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Spartan California Municipal Income. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Distributions

During fiscal year ended 2005, 100% of the fund's income dividends was free from federal income tax, and 9.64% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended February 28, 2005, $6,005,000 or, if different, the net capital gain of such year, and for dividends with respect to the taxable year ended February 29, 2004, $8,783,000 or, if different, the excess of (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 24, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	695,561,729.64	73.163
Against	154,513,995.39	16.252
Abstain	54,716,231.12	5.756
Broker Non-Votes	45,910,963.13	4.829
TOTAL	950,702,919.28	100.00
PROPOSAL 2
To elect the fourteen nominees specified below as Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	900,623,028.19	94.732
Withheld	50,079,891.09	5.268
TOTAL	950,702,919.28	100.00
Ralph F. Cox
Affirmative	901,024,142.15	94.775
Withheld	49,678,777.13	5.225
TOTAL	950,702,919.28	100.00
Laura B. Cronin
Affirmative	900,890,331.02	94.760
Withheld	49,812,588.26	5.240
TOTAL	950,702,919.28	100.00
Robert M. Gates
Affirmative	901,526,771.30	94.827
Withheld	49,176,147.98	5.173
TOTAL	950,702,919.28	100.00
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	902,172,581.49	94.895
Withheld	48,530,337.79	5.105
TOTAL	950,702,919.28	100.00
Abigail P. Johnson
Affirmative	899,971,424.34	94.664
Withheld	50,731,494.94	5.336
TOTAL	950,702,919.28	100.00
Edward C. Johnson 3d
Affirmative	900,243,395.25	94.692
Withheld	50,459,524.03	5.308
TOTAL	950,702,919.28	100.00
Donald J. Kirk
Affirmative	901,513,178.96	94.826
Withheld	49,189,740.32	5.174
TOTAL	950,702,919.28	100.00
Marie L. Knowles
Affirmative	901,869,444.64	94.863
Withheld	48,833,474.64	5.137
TOTAL	950,702,919.28	100.00
Ned C. Lautenbach
Affirmative	900,619,240.10	94.732
Withheld	50,083,679.18	5.268
TOTAL	950,702,919.28	100.00
Marvin L. Mann
Affirmative	900,042,926.10	94.671
Withheld	50,659,993.18	5.329
TOTAL	950,702,919.28	100.00
William O. McCoy
Affirmative	901,898,283.07	94.866
Withheld	48,804,636.21	5.134
TOTAL	950,702,919.28	100.00
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	901,857,869.42	94.862
Withheld	48,845,049.86	5.138
TOTAL	950,702,919.28	100.00
William S. Stavropoulos
Affirmative	901,004,663.64	94.772
Withheld	49,698,255.64	5.228
TOTAL	950,702,919.28	100.00
* Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Nevada

2225 Village Walk Drive
Henderson, NV

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

CFL-UANN-0405
1.790911.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, February 28, 2005, Fidelity California Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended February 28, 2005 and February 29, 2004, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Spartan California Municipal Income Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2005A	2004A
Spartan California Municipal Income Fund	$44,000	$47,000
All funds in the Fidelity Group of Funds audited by PwC	$11,200,000	$10,700,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended February 28, 2005 and February 29, 2004 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2005A	2004A,B
Spartan California Municipal Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended February 28, 2005 and February 29, 2004, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the fund ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2005A	2004A,B
PwC	$0	$50,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended February 28, 2005 and February 29, 2004, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2005A	2004A,B
Spartan California Municipal Income Fund	$2,500	$2,300
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended February 28, 2005 and February 29, 2004, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2005A	2004A,B
PwC	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended February 28, 2005 and February 29, 2004, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the fund is shown in the table below.

Fund	2005A	2004A,B
Spartan California Municipal Income Fund	$2,500	$2,500
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended February 28, 2005 and February 29, 2004, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2005A	2004A,B
PwC	$520,000	$140,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2005 and February 29, 2004 on behalf of the fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2005 and February 29, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2005 and February 29, 2004 on behalf of the fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2005 and February 29, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2005 and February 29, 2004 on behalf of the fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2005 and February 29, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

(f) According to PwC for the fiscal year ended February 28, 2005, the percentage of hours spent on the audit of the fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:

Fund	2005
Spartan California Municipal Income Fund	0%

(g) For the fiscal years ended February 28, 2005 and February 29, 2004, the aggregate fees billed by PwC of $2,650,000A and $2,000,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2005A	2004A,B
Covered Services	$550,000	$150,000
Non-Covered Services	$2,100,000	$1,850,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the fund, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 18, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	April 18, 2005